Baird Short-Term Municipal Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

MUNICIPAL BONDS - 100.4%		Par	Value
Alabama - 3.4%
Alabama State University
5.00%, 09/01/2028		$550,000	$583,211
5.00%, 09/01/2029		750,000	809,744
Black Belt Energy Gas District
5.25%, 12/01/2028		3,205,000	3,390,650
5.00%, 02/01/2032		1,040,000	1,129,959
5.00%, 05/01/2032		3,000,000	3,236,069
5.00%, 08/01/2032		3,720,000	4,049,809
5.00%, 02/01/2033		1,165,000	1,251,320
5.25%, 02/01/2053 (Callable 03/01/2029) (a)		1,250,000	1,335,070
5.00%, 05/01/2053 (a)		8,000,000	8,404,520
City of Phenix City AL, 2.00%, 04/01/2027		735,000	722,884
County of Montgomery AL
5.00%, 03/01/2026 (Callable 11/01/2025)		75,000	75,129
4.00%, 03/01/2027		250,000	254,900
5.00%, 03/01/2027 (Callable 11/01/2025)		70,000	70,124
5.00%, 03/01/2029		100,000	108,497
Health Care Authority of the City of Huntsville, 5.00%, 06/01/2053 (Callable 03/01/2030) (a)		6,065,000	6,595,695
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034 (a)		8,400,000	8,427,837
Lee County Board of Education/AL, 4.00%, 02/01/2029 (Callable 08/01/2026)		700,000	705,999
Macon County Board of Education, 3.25%, 02/01/2026 (Callable 11/01/2025)		375,000	374,920
Montgomery County Public Facilities Authority/AL, 5.00%, 03/01/2026		5,000	5,036
Southeast Alabama Gas Supply District
5.00%, 04/01/2026		1,000,000	1,009,476
5.00%, 04/01/2027		1,000,000	1,030,022
Southeast Energy Authority A Cooperative District
5.00%, 11/01/2027		1,975,000	2,027,520
5.00%, 02/01/2028		825,000	860,710
5.00%, 08/01/2028		1,100,000	1,157,317
5.00%, 11/01/2028		2,205,000	2,289,305
5.00%, 11/01/2029		1,000,000	1,073,283
5.00%, 09/01/2030		685,000	735,681
5.00%, 09/01/2031		1,250,000	1,351,996
5.00%, 11/01/2031		1,880,000	1,992,813
5.00%, 09/01/2032		1,590,000	1,724,618
5.50%, 01/01/2053 (Callable 09/01/2029) (a)		1,265,000	1,373,713
5.25%, 01/01/2054 (Callable 04/01/2029) (a)		6,510,000	6,900,868
Town of Berry AL Water & Sewer Revenue, 3.25%, 09/01/2028 (Callable 09/01/2026)		375,000	377,782
			65,436,477

Alaska - 0.3%
Alaska Housing Finance Corp., 3.75%, 12/01/2042 (Callable 06/01/2028)		1,315,000	1,322,078
Alaska Industrial Development & Export Authority, 5.00%, 10/01/2030 (Callable 10/01/2029)		2,735,000	2,931,762
Alaska Railroad Corp.
5.50%, 10/01/2028 (b)		300,000	316,778
5.50%, 10/01/2029 (b)		350,000	374,864
5.50%, 10/01/2030 (b)		195,000	215,097
5.50%, 10/01/2031 (b)		200,000	223,021
University of Alaska, 4.00%, 10/01/2025		330,000	330,000
			5,713,600

Arizona - 1.3%
Arizona Industrial Development Authority
5.00%, 07/01/2027 (Callable 07/01/2026)		230,000	232,584
5.00%, 11/01/2028 (Callable 05/01/2028)		7,505,000	7,893,382
5.00%, 07/01/2029 (Callable 07/01/2026)		415,000	419,359
5.00%, 07/01/2030 (Callable 07/01/2026)		400,000	404,026
1.78%, 09/01/2030 (a)(c)(d)		2,632,445	2,568,579
3.63%, 05/20/2033		3,151,373	3,113,474
Chandler Industrial Development Authority, 4.00%, 06/01/2049 (Callable 02/01/2029) (a)(b)		1,200,000	1,225,046
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2031 (Callable 07/01/2027)		2,000,000	2,080,598
5.00%, 07/01/2032 (Callable 07/01/2028) (b)		3,170,000	3,307,163
Coconino County Jail District
5.00%, 07/01/2027		325,000	338,004
5.00%, 07/01/2028		340,000	362,164
Glendale Industrial Development Authority
4.00%, 05/15/2026 (Callable 10/22/2025)		420,000	418,660
4.00%, 05/15/2027 (Callable 10/22/2025)		620,000	616,241
4.00%, 05/15/2030 (Callable 10/22/2025)		1,570,000	1,546,385
Yuma County Elementary School District No 13 Crane
5.00%, 07/01/2027		145,000	150,928
5.00%, 07/01/2028		165,000	175,535
5.00%, 07/01/2029		195,000	211,711
5.00%, 07/01/2031		445,000	499,218
			25,563,057

Arkansas - 1.1%
Arkansas Development Finance Authority
4.00%, 07/01/2026		190,000	189,870
5.00%, 02/01/2027		750,000	765,548
4.00%, 07/01/2027		225,000	225,472
5.00%, 02/01/2028		815,000	844,290
4.00%, 07/01/2028		230,000	230,850
5.00%, 02/01/2029		1,000,000	1,048,706
5.00%, 07/01/2054 (Callable 07/01/2033)		3,225,000	3,393,241
Batesville Public Facilities Board, 5.00%, 06/01/2026		850,000	851,624
City of Brookland AR Sales & Use Tax Revenue, 1.50%, 09/01/2046 (Callable 09/01/2026)		130,000	127,318
City of Centerton AR Sales & Use Tax Revenue, 4.00%, 11/01/2054 (Callable 11/01/2032)		3,350,000	3,383,667
City of Dardanelle AR Water & Sewer Revenue Sales & Use Tax, 4.00%, 10/01/2032 (Callable 04/01/2031) (e)		2,145,000	2,233,458
City of Elkins AR Sales & Use Tax Revenue, 1.50%, 09/01/2046 (Callable 09/01/2026)		100,000	98,107
City of Fayetteville AR, 3.05%, 01/01/2047 (Callable 01/01/2027)		25,000	24,879
City of Forrest City AR Sales & Use Tax Revenue, 1.55%, 11/01/2044 (Callable 11/01/2029)		455,000	437,527
City of Hot Springs AR, 4.00%, 12/01/2027 (Callable 11/01/2025)		255,000	255,290
City of Jonesboro AR
6.00%, 08/01/2029		115,000	127,931
6.00%, 08/01/2030		120,000	136,429
5.00%, 08/01/2032 (Callable 02/01/2031)		100,000	108,748
City of Little Rock AR, 3.63%, 02/01/2045 (Callable 02/01/2030)		2,300,000	2,274,396
City of Osceola AR Sales & Use Tax, 4.00%, 06/01/2054 (Callable 06/01/2031)		385,000	383,470
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)		205,000	200,201
City of West Memphis AR Public Utility System Revenue
5.00%, 12/01/2026		265,000	271,946
5.00%, 12/01/2027		200,000	209,573
5.00%, 12/01/2029		255,000	277,175
5.00%, 12/01/2030		200,000	220,486
City of West Memphis AR Sales & Use Tax Revenue, 5.00%, 06/01/2033 (Callable 06/01/2032)		1,615,000	1,788,720
Jacksonville North Pulaski County School District, 4.00%, 06/01/2029 (Callable 06/01/2027)		1,240,000	1,265,492
			21,374,414

California - 2.5%
California Community Choice Financing Authority
5.00%, 10/01/2027		700,000	720,104
5.00%, 10/01/2028		475,000	495,053
5.00%, 10/01/2029		650,000	685,753
5.00%, 11/01/2029		3,115,000	3,346,992
5.00%, 02/01/2055 (Callable 06/01/2032) (a)		2,540,000	2,772,703
California Health Facilities Financing Authority, 5.00%, 12/01/2032 (Callable 09/01/2032)		6,000,000	6,561,115
California Housing Finance Agency, 5.20%, 12/01/2027 (Callable 06/01/2027) (c)		1,000,000	1,020,302
California Infrastructure & Economic Development Bank
3.59% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 10/22/2025)		2,550,000	2,539,441
1.75%, 08/01/2055 (Callable 02/01/2026) (a)		1,265,000	1,246,958
California Municipal Finance Authority
4.00%, 10/01/2031 (Callable 10/01/2026)		2,285,000	2,299,678
3.20%, 09/01/2045 (Callable 02/01/2027) (a)		510,000	510,674
California Public Finance Authority, 5.70%, 06/01/2034 (Callable 06/01/2031) (c)		1,500,000	1,552,918
City of Los Angeles Department of Airports, 5.00%, 05/15/2027 (b)		1,000,000	1,037,619
Gonzales Public Financing Authority, 3.95%, 05/01/2044 (Callable 11/01/2025) (a)		2,000,000	2,001,192
Indio Finance Authority, 3.55%, 09/02/2029 (Callable 10/22/2025) (c)		3,223,000	3,223,443
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 02/01/2026) (a)		1,650,000	1,653,371
Los Angeles Department of Water & Power
5.00%, 07/01/2029 (Callable 01/01/2028)		915,000	953,006
5.00%, 07/01/2030 (Callable 01/01/2027)		1,785,000	1,831,065
5.00%, 07/01/2032 (Callable 01/01/2027)		1,260,000	1,288,855
5.00%, 07/01/2034 (Callable 07/01/2028)		545,000	567,634
Los Angeles Department of Water & Power Water System Revenue, 5.00%, 07/01/2027 (Callable 01/01/2026)		50,000	50,257
Los Angeles Unified School District/CA, 5.00%, 07/01/2029		4,450,000	4,929,767
Mountain View School District School Facilities Improvement District No 2, 0.00%, 07/01/2029 (Callable 07/01/2027) (f)		4,520,000	3,977,433
San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2030		450,000	491,434
Tustin Unified School District, 5.00%, 09/01/2031 (Callable 11/01/2025)		1,000,000	1,000,757
Washington Township Health Care District, 5.00%, 07/01/2030 (Callable 07/01/2029)		500,000	524,108
			47,281,632

Colorado - 2.9%
City & County of Denver CO Airport System Revenue, 5.25%, 11/15/2026 (b)		2,000,000	2,055,636
Colorado Educational & Cultural Facilities Authority
4.00%, 12/15/2025 (c)		260,000	259,934
5.00%, 06/15/2027 (Callable 06/15/2026)		635,000	643,165
Colorado Health Facilities Authority
5.00%, 05/15/2026		475,000	478,660
5.00%, 05/15/2027		400,000	408,994
2.13%, 05/15/2028 (Callable 11/01/2025)		2,660,000	2,579,227
5.25%, 05/15/2028 (Callable 05/15/2027)		250,000	256,618
5.00%, 08/01/2028		1,245,000	1,317,930
3.50%, 05/15/2030 (Callable 11/01/2025)		3,200,000	3,046,873
5.00%, 11/15/2060 (Callable 11/15/2029) (a)		2,000,000	2,183,845
3.44% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)		1,000,000	993,951
5.00%, 05/15/2062 (Callable 08/15/2027) (a)		7,595,000	8,049,165
2.30%, 05/15/2064 (Callable 10/01/2025) (a)		1,200,000	1,200,000
Colorado Housing and Finance Authority
5.00%, 07/01/2026 (Callable 01/01/2026) (a)		1,000,000	1,003,069
3.25%, 10/01/2028		8,885,000	8,929,305
3.25%, 04/01/2029		7,075,000	7,113,154
4.00%, 05/01/2048 (Callable 11/01/2026)		225,000	225,756
4.25%, 11/01/2049 (Callable 11/01/2028)		330,000	333,697
6.25%, 05/01/2055 (Callable 05/01/2033)		3,500,000	3,944,211
Colorado Science and Technology Park Metropolitan District No 1, 5.00%, 12/01/2029		500,000	540,727
County of Eagle CO, 5.00%, 12/01/2034		1,825,000	2,034,498
Denver Health & Hospital Authority, 4.00%, 12/01/2027 (Callable 11/01/2025)		255,000	255,093
Eagle River Water & Sanitation District Water Subdistrict, 4.00%, 12/01/2027 (Callable 11/01/2025)		145,000	145,060
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2027		200,000	209,282
5.00%, 12/01/2028		200,000	213,355
5.00%, 12/01/2029		205,000	222,678
5.00%, 12/01/2030		370,000	408,317
Lanterns Metropolitan District No 1
5.00%, 12/01/2025		235,000	235,634
5.00%, 12/01/2027		185,000	192,324
5.00%, 12/01/2028		165,000	174,577
5.00%, 12/01/2029 (Callable 12/01/2028)		155,000	166,616
5.00%, 12/01/2030 (Callable 12/01/2028)		175,000	189,902
Mirabelle Metropolitan District No 2
5.00%, 12/01/2026		200,000	204,478
5.00%, 12/01/2027		110,000	114,684
5.00%, 12/01/2028		240,000	254,676
5.00%, 12/01/2029		200,000	215,720
5.00%, 12/01/2030 (Callable 03/01/2030)		275,000	300,916
5.00%, 12/01/2031 (Callable 03/01/2030)		300,000	330,696
5.00%, 12/01/2032 (Callable 03/01/2030)		320,000	350,998
5.00%, 12/01/2033 (Callable 03/01/2030)		340,000	371,052
Park Creek Metropolitan District, 5.00%, 12/01/2033 (Callable 12/01/2025)		150,000	150,300
Ravenna Metropolitan District
5.00%, 12/01/2025		200,000	200,513
5.00%, 12/01/2026		240,000	245,175
5.00%, 12/01/2028		290,000	307,103
5.00%, 12/01/2029		315,000	339,589
Regional Transportation District, 5.00%, 01/15/2028		1,000,000	1,040,002
Vauxmont Metropolitan District
5.00%, 12/15/2026 (Callable 10/22/2025)		135,000	138,529
5.00%, 12/15/2027 (Callable 10/22/2025)		160,000	164,959
			54,740,643

Connecticut - 1.0%
Bridgeport Housing Authority, 5.00%, 06/01/2030		4,760,000	4,766,202
City of West Haven CT, 4.00%, 09/15/2027		245,000	249,468
Connecticut Housing Finance Authority
4.00%, 11/15/2045 (Callable 11/15/2027)		55,000	55,377
4.00%, 11/15/2049 (Callable 11/15/2028)		1,520,000	1,539,580
3.50%, 11/15/2051 (Callable 05/15/2031)		920,000	919,088
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2028 (Callable 11/01/2025)		685,000	686,968
3.20%, 07/01/2037 (a)		3,250,000	3,257,392
2.95%, 07/01/2049 (a)		1,205,000	1,207,157
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2027 (b)		665,000	689,642
5.00%, 11/15/2045 (Callable 05/05/2026) (a)(b)		2,000,000	2,013,631
Stamford Housing Authority, 5.38%, 10/01/2033		3,000,000	3,032,529
Town of Stratford CT, 5.00%, 05/15/2028		400,000	426,686
Waterbury Housing Authority, 3.30%, 03/01/2028 (Callable 03/01/2027) (a)		210,000	211,281
			19,055,001

Delaware - 0.6%
Delaware State Economic Development Authority, 5.00%, 10/01/2029 (Callable 11/01/2025)		1,000,000	1,000,405
Delaware State Housing Authority
2.60%, 07/01/2043 (Callable 10/22/2025)		76,885	68,020
6.00%, 01/01/2055 (Callable 07/01/2033)		1,010,000	1,112,812
6.00%, 01/01/2056 (Callable 01/01/2034)		5,000,000	5,527,232
State of Delaware, 5.00%, 02/01/2034 (Callable 02/01/2028)		3,000,000	3,146,575
			10,855,044

District of Columbia - 0.5%
District of Columbia
3.00%, 06/01/2030		1,620,000	1,571,208
5.00%, 06/01/2033 (Callable 06/01/2027)		3,040,000	3,148,356
District of Columbia Housing Finance Agency, 5.00%, 03/01/2029 (Callable 02/01/2028) (a)		2,000,000	2,088,892
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2029 (f)		340,000	302,865
Washington Convention & Sports Authority, 5.00%, 10/01/2030 (Callable 10/01/2027)		2,015,000	2,108,558
			9,219,879

Florida - 3.4%
Broward County Housing Finance Authority
3.50%, 04/01/2041 (Callable 11/01/2025) (a)		1,000,000	1,000,011
4.05%, 09/01/2056 (a)		1,750,000	1,757,340
Capital Projects Finance Authority/FL
5.00%, 10/01/2026		1,000,000	1,015,864
5.00%, 10/01/2028		1,000,000	1,047,651
Capital Trust Authority, 5.00%, 06/15/2034 (Callable 06/15/2029) (c)		610,000	632,780
City of Cape Coral FL Water & Sewer Revenue
4.35%, 03/01/2027		1,190,000	1,216,507
4.45%, 03/01/2028		1,410,000	1,454,358
City of Jacksonville FL, 5.00%, 11/01/2028 (Callable 11/01/2027)		445,000	463,063
City Of South Miami Health Facilities Authority, Inc., 5.00%, 08/15/2065 (Callable 05/15/2030) (a)		2,000,000	2,197,926
City of Tallahassee FL
5.00%, 12/01/2026 (Callable 12/01/2025)		955,000	957,508
5.00%, 12/01/2027 (Callable 12/01/2025)		400,000	401,065
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2028) (a)		1,300,000	1,392,598
Colonial Country Club Community Development District/FL, 4.00%, 05/01/2029 (Callable 11/01/2025)		995,000	995,329
County of Lee FL Solid Waste System Revenue, 5.00%, 10/01/2026 (b)		3,015,000	3,066,035
County of Miami-Dade FL, 4.50%, 03/01/2033 (Callable 11/01/2025)		240,000	240,247
County of Okaloosa FL, 4.38%, 05/15/2035 (Callable 05/15/2032) (c)		1,640,000	1,642,981
County of Osceola FL Transportation Revenue
0.00%, 10/01/2028 (f)		500,000	448,402
5.00%, 10/01/2030 (Callable 10/01/2029)		560,000	593,295
Escambia County Health Facilities Authority, 2.50%, 11/15/2029 (Callable 11/01/2025) (a)		5,000,000	5,000,000
Florida Development Finance Corp.
5.00%, 06/15/2026		1,715,000	1,733,930
5.00%, 11/15/2026		1,065,000	1,091,109
5.00%, 06/15/2027		1,020,000	1,050,256
5.00%, 06/15/2028 (Callable 06/15/2027)		425,000	436,632
5.25%, 06/15/2029 (Callable 06/15/2027) (c)		2,850,000	2,862,242
3.00%, 07/01/2031 (c)		1,180,000	1,136,338
Florida Higher Educational Facilities Financing Authority, 5.00%, 07/01/2035 (Callable 07/01/2033) (c)		2,700,000	2,691,559
Florida Housing Finance Corp., 5.00%, 12/01/2026 (a)		4,000,000	4,012,072
Florida Local Government Finance Commission
4.20%, 11/15/2030 (Callable 11/15/2027) (c)		1,000,000	1,006,952
4.45%, 11/15/2031 (Callable 05/15/2028) (c)		3,000,000	3,028,835
Greater Orlando Aviation Authority, 5.00%, 10/01/2030 (Callable 10/01/2029) (b)		3,580,000	3,846,590
Herons Glen Recreation District, 2.50%, 05/01/2027		250,000	247,334
Lee County Industrial Development Authority/FL
4.38%, 11/15/2029 (Callable 11/15/2026)		1,550,000	1,560,988
4.75%, 11/15/2029 (Callable 11/15/2026)		1,500,000	1,512,970
Miami-Dade County Housing Finance Authority
3.55%, 01/01/2027 (a)		3,750,000	3,753,107
3.25%, 02/01/2044 (Callable 08/01/2028) (a)		6,000,000	6,048,536
Northern Palm Beach County Improvement District
5.00%, 08/01/2027		650,000	674,129
5.00%, 08/01/2028		455,000	480,283
5.00%, 08/01/2029		400,000	429,377
Orange County Housing Finance Authority, 4.25%, 09/01/2049 (Callable 09/01/2027)		130,000	131,384
Palm Beach County Health Facilities Authority, 5.00%, 05/15/2031 (Callable 05/15/2027)		60,000	60,849
Pinellas County Housing Authority, 1.00%, 11/01/2027		1,325,000	1,303,949
Pinellas County Industrial Development Authority, 5.00%, 07/01/2029		965,000	984,852
Seminole County Industrial Development Authority
4.00%, 06/15/2026 (c)		155,000	154,644
4.00%, 06/15/2027 (c)		240,000	239,242
			66,001,119

Georgia - 2.6%
Bartow County Development Authority, 1.80%, 09/01/2029 (Callable 11/19/2026) (a)		1,100,000	999,414
Board of Water Light & Sinking Fund Commissioners of The City of Dalton
5.00%, 03/01/2029 (Callable 03/01/2027)		1,195,000	1,231,498
5.00%, 03/01/2031 (Callable 03/01/2027)		1,900,000	1,956,014
Charlton County School District
6.00%, 04/01/2027		135,000	141,819
6.00%, 04/01/2028		450,000	487,617
6.00%, 04/01/2030		400,000	457,937
City of Atlanta GA, 4.00%, 07/01/2026 (Callable 11/01/2025)		100,000	100,041
Cobb County Kennestone Hospital Authority, 5.00%, 04/01/2033 (Callable 04/01/2027)		780,000	800,657
Cobb-Marietta Coliseum & Exhibit Hall Authority, 5.50%, 10/01/2026		330,000	334,554
Columbus County Housing Authority, 3.30%, 11/01/2028 (a)		1,100,000	1,108,799
Dalton Whitfield County Joint Development Authority, 5.00%, 08/15/2033 (Callable 02/15/2028)		750,000	781,015
DeKalb County Housing Authority, 5.00%, 12/01/2034 (Callable 12/01/2031)		3,500,000	3,740,294
Forsyth County Hospital Authority, 6.38%, 10/01/2028		380,000	402,404
Gainesville & Hall County Development Authority, 2.50%, 11/15/2033 (Callable 11/01/2025) (a)		11,345,000	11,345,000
Georgia Housing & Finance Authority
5.00%, 06/01/2032		250,000	279,691
5.00%, 12/01/2032		400,000	449,257
Housing Authority of the City of Waycross, 5.00%, 04/01/2028 (Callable 04/01/2027) (a)		2,180,000	2,247,425
Main Street Natural Gas, Inc.
5.00%, 12/01/2027		1,000,000	1,037,103
5.00%, 12/01/2029		500,000	535,276
5.00%, 06/01/2030		750,000	808,434
5.00%, 12/01/2030		1,185,000	1,280,745
5.00%, 06/01/2031		1,410,000	1,525,068
5.00%, 12/01/2031		2,200,000	2,378,632
4.00%, 03/01/2050 (Callable 06/01/2026) (a)		4,680,000	4,718,855
4.00%, 07/01/2052 (Callable 06/01/2027) (a)		3,715,000	3,793,111
4.00%, 08/01/2052 (Callable 05/01/2027) (a)(c)		3,500,000	3,521,330
5.00%, 07/01/2053 (Callable 12/01/2029) (a)		1,750,000	1,882,860
5.00%, 04/01/2054 (Callable 01/02/2031) (a)		625,000	676,506
Savannah Housing Authority, 5.00%, 03/01/2028 (Callable 03/01/2027) (a)		600,000	617,463
State of Georgia, 5.00%, 02/01/2026 (Callable 11/01/2025)		360,000	360,674
			49,999,493

Idaho - 0.4%
Idaho Health Facilities Authority, 5.50%, 12/01/2026 (Callable 11/01/2025)		400,000	401,250
Idaho Housing & Finance Association, 6.25%, 01/01/2056 (Callable 07/01/2033)		2,250,000	2,553,830
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)		4,350,000	4,393,218
			7,348,298

Illinois - 5.8%
Bureau Whiteside & Lee Counties Community Unit School District No 340 Bureau Vly
5.00%, 12/01/2025		1,425,000	1,429,377
5.00%, 12/01/2026		860,000	880,144
5.00%, 12/01/2027		400,000	417,598
5.00%, 12/01/2028		425,000	451,754
5.00%, 12/01/2029		300,000	324,246
5.00%, 12/01/2030		650,000	712,978
5.00%, 12/01/2031		650,000	720,377
5.00%, 12/01/2032		300,000	334,044
5.00%, 12/01/2033		165,000	184,539
Chicago Midway International Airport, 5.00%, 01/01/2028 (Callable 01/01/2026) (b)		1,750,000	1,756,868
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 (Callable 11/01/2026)		1,000,000	1,022,155
5.00%, 11/01/2029 (Callable 11/01/2026)		1,550,000	1,584,690
City of Galesburg IL
5.00%, 10/01/2025		125,000	125,000
5.00%, 10/01/2026		145,000	146,883
5.00%, 10/01/2027		225,000	229,467
5.00%, 10/01/2028		450,000	462,675
City of Hillsboro IL, 5.00%, 12/01/2034		1,010,000	1,109,057
City of Kankakee IL
5.00%, 01/01/2032		415,000	455,276
5.00%, 01/01/2033		200,000	221,012
City of Plano IL Special Service Area No 3 & No 4, 4.00%, 03/01/2030 (Callable 11/01/2025)		365,000	365,069
City of Springfield IL, 5.00%, 12/01/2031 (Callable 12/01/2025)		325,000	326,052
Community Unit School District Number 427 DeKalb and Kane Counties Illinois
0.00%, 01/01/2026 (f)		1,000,000	991,629
0.00%, 01/01/2027 (f)		2,980,000	2,861,524
Cook County School District No 144 Prairie Hills
0.00%, 12/01/2025 (f)		730,000	726,156
5.00%, 12/01/2031		1,500,000	1,663,395
Cook County School District No 69 Skokie, 4.00%, 12/01/2031 (Callable 12/01/2028)		820,000	846,882
Cook County Township High School District No. 201, 0.00%, 12/01/2025 (f)		165,000	164,022
Grundy Kendall & Will Counties Community High School District No 111 Minooka, 5.00%, 12/01/2034 (Callable 12/01/2032)		650,000	727,721
Hampshire Special Service Area No 13, 3.00%, 03/01/2026		90,000	89,904
Illinois Finance Authority
5.00%, 12/01/2026 (Callable 06/01/2026)		500,000	506,999
5.00%, 02/15/2028 (Callable 08/15/2027)		810,000	825,902
4.30%, 08/01/2028 (c)		930,000	941,330
5.00%, 09/01/2029 (Callable 09/01/2026)		1,575,000	1,602,749
5.00%, 07/01/2030		375,000	399,803
4.04% (SOFR + 1.15%), 11/01/2034 (Callable 03/01/2026)		3,000,000	2,997,151
Illinois Housing Development Authority
2.95%, 04/01/2027		160,000	160,221
2.95%, 10/01/2027		200,000	200,515
3.00%, 04/01/2028		225,000	225,813
3.05%, 10/01/2028		235,000	236,129
3.15%, 02/01/2029 (Callable 02/01/2028) (a)		2,750,000	2,759,076
3.10%, 04/01/2029		245,000	246,671
3.20%, 10/01/2029		175,000	176,586
3.35%, 04/01/2030		470,000	475,704
3.35%, 10/01/2030		335,000	340,240
2.45%, 06/01/2043 (Callable 11/01/2025)		145,692	125,114
4.50%, 10/01/2048 (Callable 04/01/2028)		235,000	237,821
3.75%, 04/01/2050 (Callable 04/01/2029)		695,000	697,469
6.25%, 10/01/2052 (Callable 04/01/2032)		3,950,000	4,244,524
6.25%, 04/01/2054 (Callable 10/01/2032)		2,750,000	2,995,172
6.25%, 10/01/2054 (Callable 10/01/2032)		1,880,000	2,103,395
6.25%, 10/01/2055 (Callable 10/01/2033)		3,000,000	3,408,392
Illinois State Toll Highway Authority, 5.00%, 12/01/2031 (Callable 01/01/2026)		2,885,000	2,898,811
Jefferson County Township High School District No 201 Mt Vernon, 6.38%, 10/15/2034 (Callable 12/30/2026)		500,000	519,631
Joliet Park District
5.00%, 02/01/2026		575,000	578,812
5.00%, 02/01/2027		605,000	619,373
Kankakee Will Grundy Etc Counties Community College District No 520 Kankakee, 3.50%, 12/01/2026		1,930,000	1,940,720
Kendall Kane & Will Counties Community Unit School District No 308
5.00%, 02/01/2033 (Callable 02/01/2026)		1,000,000	1,004,685
5.00%, 02/01/2034 (Callable 02/01/2026)		1,000,000	1,004,518
Knox & Warren Counties Community Unit School District No 205 Galesburg
5.00%, 12/01/2030 (Callable 12/01/2027)		1,875,000	1,953,106
5.00%, 12/01/2038 (Callable 12/01/2027)		2,000,000	2,039,895
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, 5.00%, 12/01/2031		640,000	713,142
La Salle Bureau & Lee Counties Community Consolidated School District 289
5.00%, 12/01/2028		990,000	1,048,932
5.00%, 12/01/2029		1,465,000	1,576,842
Lake County Community Unit School District No 187 North Chicago
5.00%, 01/01/2028		455,000	474,552
5.00%, 01/01/2029		555,000	588,320
5.00%, 01/01/2030		570,000	613,106
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2027 (f)		1,010,000	959,390
0.00%, 06/15/2028 (f)		2,790,000	2,562,940
0.00%, 12/15/2029 (f)		295,000	257,841
Morgan County School District No 117 Jacksonville
5.00%, 01/01/2029		555,000	592,578
5.00%, 01/01/2030		250,000	272,025
Northeastern Illinois University
5.00%, 07/01/2028		820,000	861,765
5.00%, 07/01/2031		600,000	655,562
Northern Illinois University
5.00%, 04/01/2027		1,180,000	1,215,650
5.00%, 04/01/2028		650,000	679,082
5.00%, 10/01/2029		780,000	834,233
Park Ridge Park District, 2.50%, 12/01/2028		2,025,000	1,991,140
Peoria County Community Unit School District No 323, 4.00%, 04/01/2031 (Callable 10/22/2025)		1,125,000	1,123,002
Shelby Christian Macon Counties Community School District No. 21
4.00%, 12/01/2025 (Callable 11/01/2025)		270,000	270,170
4.00%, 12/01/2026 (Callable 11/01/2025)		435,000	435,033
Southern Illinois University
5.00%, 02/15/2026		1,000,000	1,006,817
5.00%, 02/15/2027		1,000,000	1,026,675
5.00%, 02/15/2028		1,000,000	1,047,189
5.00%, 02/15/2029		700,000	746,381
5.00%, 02/15/2030		450,000	487,092
5.00%, 02/15/2031		320,000	350,991
Southwestern Illinois Community College District No 522
5.00%, 12/01/2027		1,300,000	1,364,749
5.00%, 12/01/2028		1,500,000	1,607,588
Southwestern Illinois Development Authority
5.00%, 12/01/2028		315,000	336,011
5.00%, 12/01/2029		180,000	195,136
5.00%, 12/01/2030		590,000	649,541
5.00%, 12/01/2031		910,000	1,009,067
St Charles Public Library District, 4.00%, 11/01/2028 (Callable 11/01/2025)		455,000	455,468
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2026		125,000	125,635
5.00%, 01/01/2027		180,000	184,978
5.00%, 01/01/2028		200,000	209,978
5.00%, 01/01/2029		300,000	321,282
5.00%, 01/01/2030		225,000	245,494
5.00%, 01/01/2031		250,000	277,177
State of Illinois Sales Tax Revenue, 5.00%, 06/15/2026		6,580,000	6,676,220
Stephenson County School District No 145 Freeport
5.00%, 10/01/2031		375,000	411,613
5.00%, 10/01/2032		325,000	358,376
5.00%, 10/01/2033		405,000	447,629
Taylorville Community Pleasure Driveway & Park District, 5.00%, 12/01/2033		1,980,000	2,165,731
United City of Yorkville IL, 4.05%, 12/01/2027 (Callable 11/01/2025)		120,000	120,113
Upper Illinois River Valley Development Authority, 5.00%, 12/01/2028		1,050,000	1,105,213
Village of Gilberts IL, 3.50%, 03/01/2030		4,000,000	4,021,846
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)		2,325,000	2,345,832
Village of Romeoville IL
5.00%, 10/01/2025		1,100,000	1,100,000
5.00%, 10/01/2030 (Callable 10/22/2025)		1,000,000	1,000,479
Will County Community Unit School District No 201-U Crete-Monee
5.00%, 01/15/2026		435,000	437,393
5.00%, 01/15/2027		365,000	374,672
5.00%, 01/15/2028		490,000	512,292
5.00%, 01/15/2029		490,000	521,487
			110,768,271

Indiana - 2.2%
Avon Community School Building Corp., 3.25%, 07/15/2032		5,760,000	5,805,152
Carmel Local Public Improvement Bond Bank, 5.00%, 07/15/2032 (Callable 07/15/2026)		4,000,000	4,056,836
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 11/01/2025)		6,980,000	6,980,275
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 01/01/2026)		1,750,000	1,750,383
City of Valparaiso IN, 4.00%, 08/01/2026 (Callable 11/01/2025)		375,000	375,250
County of St Joseph IN, 5.00%, 04/01/2027		1,500,000	1,541,755
Frankton-Lapel Community Schools Building Corp.
5.00%, 01/15/2027		1,325,000	1,364,195
5.00%, 07/15/2027		1,390,000	1,446,695
Gary Chicago International Airport Authority
5.00%, 02/01/2026		200,000	201,208
5.00%, 02/01/2027		125,000	128,297
5.00%, 02/01/2028		155,000	162,285
5.00%, 02/01/2029		125,000	133,278
5.00%, 02/01/2030		150,000	162,315
5.00%, 02/01/2031		225,000	246,251
Indiana Finance Authority
5.00%, 10/01/2025		675,000	675,000
5.00%, 07/01/2026		730,000	738,558
5.00%, 09/01/2026		1,520,000	1,533,339
5.00%, 09/15/2027		1,410,000	1,447,419
5.00%, 10/01/2028		260,000	265,334
5.00%, 07/01/2029		1,595,000	1,679,980
5.00%, 02/01/2033 (Callable 02/01/2029)		805,000	860,313
5.00%, 10/01/2064 (Callable 10/01/2028) (a)		5,000,000	5,392,976
Indiana Housing & Community Development Authority, 3.50%, 01/01/2049 (Callable 01/01/2029)		425,000	424,595
MSD of Wabash County Multi-School Building Corp., 5.00%, 01/15/2027		445,000	458,221
North Lawrence Community Schools/IN
5.00%, 07/15/2026		600,000	608,094
5.00%, 07/15/2027		325,000	338,314
Shelbyville Redevelopment Authority, 3.00%, 08/01/2029 (Callable 02/01/2029)		885,000	882,072
Tippecanoe County School Building Corp., 5.00%, 01/15/2027		300,000	308,720
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2030		500,000	547,475
5.00%, 07/15/2030		1,275,000	1,409,844
			41,924,429

Iowa - 1.3%
City of Ames IA, 5.00%, 06/15/2031 (Callable 06/15/2026)		2,000,000	2,025,481
City of Knoxville IA, 3.00%, 06/01/2029 (Callable 06/01/2026)		385,000	382,606
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)		2,900,000	2,920,623
Glenwood Community School District, 3.00%, 06/01/2028 (Callable 11/01/2025)		490,000	487,372
Iowa Finance Authority
6.00%, 11/01/2027 (c)		1,345,000	1,361,114
5.00%, 02/15/2031 (Callable 10/22/2025)		2,275,000	2,280,683
7.50%, 01/01/2032 (Callable 01/01/2030) (c)		2,250,000	2,109,423
3.50%, 07/01/2046 (Callable 01/01/2026)		20,000	19,984
4.00%, 07/01/2047 (Callable 07/01/2028)		665,000	672,603
3.50%, 01/01/2049 (Callable 01/01/2029)		1,125,000	1,124,132
6.00%, 07/01/2052 (Callable 07/01/2032)		2,660,000	2,841,031
Iowa Higher Education Loan Authority, 3.00%, 04/01/2028		845,000	842,870
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)		6,600,000	6,715,986
Rock Valley Community School District School Infra Sales Services & Use Tax
5.00%, 06/01/2029		505,000	545,514
5.00%, 06/01/2031		400,000	446,047
			24,775,469

Kansas - 1.9%
City of Abilene KS, 3.38%, 03/01/2029 (Callable 03/01/2027)		2,320,000	2,331,828
City of Bel Aire KS, 3.13%, 12/01/2027 (Callable 12/01/2026)		5,225,000	5,239,080
City of Edwardsville KS, 3.63%, 12/01/2028 (Callable 06/01/2026)		5,945,000	5,965,203
City of Goddard KS, 3.13%, 12/01/2027 (Callable 06/01/2027)		4,075,000	4,075,464
City of Linn Valley KS, 5.00%, 06/01/2028 (Callable 06/01/2027)		5,680,000	5,856,728
City of Manhattan KS
4.00%, 06/15/2026 (Callable 11/01/2025)		620,000	620,556
4.00%, 06/01/2027 (Callable 10/22/2025)		125,000	125,054
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 11/01/2025)		2,935,000	2,936,047
City of Topeka KS, 2.00%, 08/15/2028 (Callable 02/15/2027)		1,425,000	1,371,902
Garden Plain Public Building Commission, 3.63%, 10/01/2028 (Callable 10/01/2026)		2,600,000	2,566,832
Kansas Development Finance Authority
3.00%, 07/01/2028 (Callable 11/01/2025)		545,000	543,579
5.00%, 09/01/2028 (Callable 09/01/2027) (a)		1,500,000	1,557,213
2.95%, 09/01/2059 (Callable 09/01/2027) (a)		3,300,000	3,297,050
			36,486,536

Kentucky - 1.4%
City of Versailles KY, 3.00%, 08/15/2026 (Callable 11/01/2025)		2,570,000	2,567,129
County of Carroll KY, 1.55%, 09/01/2042 (a)		750,000	734,388
County of Owen KY, 3.88%, 06/01/2040 (a)		1,750,000	1,793,326
County of Trimble KY, 4.70%, 06/01/2054 (Callable 03/03/2027) (a)(b)		1,000,000	1,010,730
Henry County School District Finance Corp., 4.00%, 02/01/2026		590,000	592,072
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025 (f)		585,000	585,000
5.00%, 06/01/2026		240,000	241,873
0.00%, 10/01/2026 (f)		170,000	163,645
Kentucky Housing Corp.
5.00%, 09/01/2043 (Callable 03/01/2026) (a)		3,000,000	3,024,689
6.25%, 07/01/2055 (Callable 01/01/2033)		1,515,000	1,681,273
Kentucky Public Energy Authority, 5.25%, 06/01/2055 (Callable 09/01/2029) (a)		5,030,000	5,394,639
Kentucky Turnpike Authority, 5.00%, 07/01/2032 (Callable 07/01/2027)		1,125,000	1,160,903
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2029 (Callable 10/01/2026)		1,000,000	1,019,737
Northern Kentucky University, 3.50%, 09/01/2028		1,735,000	1,767,232
Rural Water Financing Agency
3.38%, 08/01/2027 (Callable 08/01/2026)		1,000,000	1,002,676
3.00%, 02/01/2028 (Callable 02/01/2026)		1,000,000	996,036
Shelby County School District Finance Corp., 4.00%, 02/01/2029 (Callable 02/01/2027)		430,000	436,189
University of Louisville, 5.00%, 03/01/2034 (Callable 09/01/2026)		2,000,000	2,031,758
Warren County School District Finance Corp., 3.50%, 06/01/2028 (Callable 11/01/2025)		1,000,000	1,000,466
			27,203,761

Louisiana - 1.6%
Caddo Parish Parishwide School District, 3.00%, 03/01/2029		150,000	150,800
City of Shreveport LA
5.00%, 03/01/2027		900,000	925,332
5.00%, 03/01/2028		870,000	912,437
5.00%, 08/01/2028 (Callable 08/01/2027)		1,615,000	1,674,235
3.13%, 10/01/2030 (c)		1,710,000	1,711,248
City of Shreveport LA Water & Sewer Revenue, 5.00%, 12/01/2029 (Callable 12/01/2028)		2,850,000	3,012,015
Greater New Orleans Expressway Commission
5.00%, 11/01/2027		455,000	477,625
5.00%, 11/01/2028		895,000	959,103
5.00%, 11/01/2029		740,000	809,625
Greater Ouachita Water Co., 4.00%, 09/01/2034		950,000	960,644
Jefferson Sales Tax District, 5.00%, 12/01/2033 (Callable 12/01/2027)		1,020,000	1,060,119
Louisiana Housing Corp.
5.00%, 04/01/2028 (Callable 04/01/2027) (a)		4,226,000	4,346,032
5.00%, 04/01/2028 (Callable 04/01/2027) (a)		2,200,000	2,261,509
4.00%, 01/01/2043 (Callable 07/01/2026) (a)		2,500,000	2,519,073
5.00%, 07/01/2046 (Callable 02/01/2026) (a)		2,250,000	2,264,909
5.00%, 06/01/2052 (Callable 06/01/2031)		690,000	716,155
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 12/01/2028		560,000	595,508
5.00%, 12/01/2030		445,000	487,325
3.02%, 04/01/2031 (Callable 11/01/2025) (c)		3,797,000	3,797,528
Louisiana Public Facilities Authority, 5.00%, 10/01/2028		220,000	229,803
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2027		635,000	632,133
St Tammany Parish Hospital Service District No 2, 5.00%, 03/01/2032		535,000	594,847
			31,098,005

Maine - 0.3%
Finance Authority of Maine, 5.00%, 12/01/2031 (b)		1,100,000	1,176,358
Maine State Housing Authority
4.00%, 11/15/2046 (Callable 05/15/2026)		245,000	245,069
3.50%, 11/15/2047 (Callable 11/15/2026)		190,000	189,793
4.00%, 11/15/2049 (Callable 05/15/2028)		460,000	462,055
4.00%, 11/15/2050 (Callable 05/15/2029)		885,000	892,468
5.00%, 11/15/2052 (Callable 11/15/2031)		2,700,000	2,802,578
			5,768,321

Maryland - 1.2%
City of Baltimore MD
5.00%, 07/01/2030 (Callable 01/01/2027)		3,460,000	3,558,953
5.00%, 07/01/2032 (Callable 01/01/2027)		550,000	564,264
County of Anne Arundel MD
5.00%, 07/01/2028		155,000	164,430
5.00%, 07/01/2029		175,000	189,280
5.00%, 07/01/2030		270,000	297,305
5.00%, 07/01/2031		290,000	323,533
5.00%, 07/01/2032		315,000	354,673
5.00%, 07/01/2033		325,000	367,312
County of Frederick MD, 5.00%, 04/01/2027		1,145,000	1,190,556
County of Prince George's MD, 7.00%, 08/01/2048 (Callable 11/01/2026)		1,500,000	1,566,912
Howard County Housing Commission, 5.00%, 12/01/2027		525,000	547,628
Maryland Community Development Administration
3.20%, 09/01/2028 (Callable 10/17/2025)		1,815,000	1,815,359
5.00%, 09/01/2052 (Callable 03/01/2031)		2,120,000	2,202,140
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2026		495,000	496,555
5.00%, 01/01/2027		430,000	439,383
5.00%, 07/01/2027		915,000	936,360
Maryland Stadium Authority, 5.00%, 06/01/2027		1,635,000	1,703,745
Montgomery County Housing Opportunities Commission, 4.00%, 07/01/2048 (Callable 07/01/2026)		385,000	385,932
State of Maryland, 5.00%, 03/15/2029 (Callable 03/15/2028)		3,385,000	3,597,562
Tender Option Bond Trust Receipts/Certificates, 2.82%, 07/01/2032 (a)(c)		1,365,000	1,365,000
			22,066,882

Massachusetts - 0.7%
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026) (f)		9,900,000	8,586,508
Massachusetts Development Finance Agency
5.00%, 07/01/2032 (Callable 07/01/2027)		1,640,000	1,660,325
5.00%, 07/01/2033 (Callable 07/01/2027)		1,250,000	1,262,599
Massachusetts Educational Financing Authority, 5.00%, 01/01/2026 (Callable 10/12/2025) (b)		1,365,000	1,368,534
Massachusetts Housing Finance Agency
4.00%, 12/01/2044 (Callable 10/06/2025)		25,000	25,004
4.00%, 12/01/2048 (Callable 06/01/2027)		490,000	491,662
4.00%, 06/01/2049 (Callable 12/01/2028)		450,000	453,120
Massachusetts State College Building Authority, 0.00%, 05/01/2027 (f)		110,000	105,214
			13,952,966

Michigan - 1.7%
City of Detroit MI
5.25%, 05/01/2026		910,000	921,073
5.25%, 05/01/2027		290,000	299,481
City of Detroit MI Sewage Disposal System Revenue, 5.50%, 07/01/2029		4,705,000	4,906,738
Detroit Wayne County Stadium Authority, 5.00%, 10/01/2026 (Callable 11/01/2025)		55,000	55,041
Grand Rapids Public Schools, 5.00%, 05/01/2028 (Callable 05/01/2027)		1,495,000	1,546,166
Grand Valley State University, 5.00%, 12/01/2032 (Callable 06/01/2026)		1,095,000	1,106,694
Michigan Finance Authority
5.00%, 09/01/2026		200,000	201,155
5.00%, 11/01/2026		930,000	944,204
5.00%, 09/01/2027		280,000	283,381
5.00%, 11/01/2027		975,000	1,004,097
5.00%, 04/01/2028 (Callable 10/01/2026)		1,000,000	1,022,262
1.20%, 10/15/2030 (a)		625,000	595,176
5.00%, 11/15/2044 (Callable 05/16/2026) (a)		2,000,000	2,015,757
Michigan State Housing Development Authority
3.50%, 06/01/2047 (Callable 06/01/2026)		705,000	704,276
5.50%, 06/01/2053 (Callable 12/01/2031)		2,365,000	2,503,446
5.75%, 06/01/2054 (Callable 12/01/2032)		3,425,000	3,680,770
Michigan Strategic Fund
0.88%, 04/01/2035 (a)(b)		1,050,000	1,016,986
3.35%, 10/01/2049 (a)(b)		2,065,000	2,053,800
Roseville Community Schools, 5.00%, 05/01/2027		2,265,000	2,347,335
Taylor Brownfield Redevelopment Authority, 5.00%, 05/01/2027		240,000	247,782
Van Dyke Public Schools, 5.00%, 05/01/2035		2,000,000	2,188,657
Warren Consolidated Schools, 5.00%, 05/01/2031 (Callable 05/01/2028)		1,075,000	1,137,757
Wayne County Airport Authority
5.00%, 12/01/2025 (b)		500,000	501,697
5.00%, 12/01/2029 (b)		500,000	540,073
5.00%, 12/01/2030 (b)		500,000	548,029
			32,371,833

Minnesota - 1.8%
City of Burnsville MN, 2.10%, 12/20/2027 (Callable 12/20/2026)		1,040,000	1,019,412
City of Maple Grove MN
5.00%, 09/01/2027 (Callable 11/01/2025)		1,285,000	1,286,150
5.00%, 09/01/2030 (Callable 11/01/2025)		865,000	865,834
City of Virginia MN, 5.00%, 12/15/2026 (Callable 11/01/2025)		7,500,000	7,507,515
Eastern Carver County Schools Independent School District No 112, 2.50%, 02/01/2029		1,440,000	1,405,042
Golden Valley Housing & Redevelopment Authority, 4.00%, 02/01/2030 (Callable 11/01/2025)		1,070,000	1,070,325
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 12/01/2025		285,000	285,385
2.00%, 09/01/2026 (Callable 11/01/2025)		175,000	171,506
5.00%, 12/01/2027		1,065,000	1,097,046
4.00%, 10/01/2030 (Callable 10/01/2027)		1,250,000	1,272,134
Metropolitan Council, 5.00%, 12/01/2027		10,000	10,538
Minnesota Health & Education Facilities Authority
5.00%, 03/01/2027 (Callable 03/01/2026)		250,000	251,375
5.00%, 10/01/2029 (Callable 10/01/2027)		1,015,000	1,046,281
5.00%, 10/01/2053 (Callable 04/01/2029) (a)		1,000,000	1,063,759
Minnesota Housing Finance Agency
2.45%, 07/01/2034 (Callable 01/01/2029)		890,000	786,439
2.55%, 07/01/2039 (Callable 01/01/2029)		5,680,000	4,808,735
2.75%, 07/01/2044 (Callable 01/01/2029)		1,385,000	1,054,229
3.50%, 07/01/2046 (Callable 11/01/2025)		715,000	714,145
4.00%, 01/01/2047 (Callable 01/01/2026)		25,000	25,034
4.00%, 07/01/2047 (Callable 01/01/2027)		180,000	180,475
3.00%, 07/01/2052 (Callable 07/01/2031)		4,010,000	3,951,449
6.00%, 07/01/2053 (Callable 01/01/2033)		2,230,000	2,401,632
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)		2,250,000	2,283,413
			34,557,853

Mississippi - 1.1%
City of Florence MS
7.13%, 08/01/2028		240,000	264,211
7.13%, 08/01/2029		250,000	283,110
City of Louisville MS
5.63%, 09/01/2026		180,000	183,724
5.63%, 09/01/2027		190,000	198,185
City of Starkville MS Water & Sewer System Revenue
5.00%, 02/01/2029		250,000	269,155
5.00%, 02/01/2030		265,000	290,915
5.00%, 02/01/2031		275,000	306,481
5.00%, 02/01/2032		290,000	326,424
Mississippi Business Finance Corp., 2.50%, 12/01/2030 (Callable 11/03/2025) (a)		1,125,000	1,125,000
Mississippi Development Bank
5.00%, 08/01/2026		375,000	382,805
5.00%, 09/01/2027		550,000	549,038
5.00%, 06/01/2028		1,300,000	1,382,280
5.00%, 08/01/2028		350,000	361,352
5.00%, 09/01/2028		1,150,000	1,169,264
5.00%, 11/01/2028 (Callable 11/01/2027)		755,000	753,866
5.00%, 01/01/2029		3,075,000	3,307,119
5.00%, 11/01/2029 (Callable 11/01/2027)		325,000	325,040
5.00%, 01/01/2030		3,625,000	3,973,493
4.00%, 09/01/2030 (Callable 09/01/2028)		365,000	368,594
5.00%, 09/01/2030 (Callable 11/01/2025)		50,000	50,031
5.00%, 11/01/2030 (Callable 11/01/2027)		5,000	5,193
4.00%, 03/01/2031 (Callable 09/01/2026)		2,983,000	2,934,430
1.48%, 07/01/2031 (Callable 11/01/2025) (c)		1,296,000	1,090,258
5.00%, 08/01/2032 (Callable 08/01/2029)		10,000	10,522
Mississippi Home Corp.
5.00%, 11/01/2028 (a)		1,136,000	1,179,657
3.50%, 12/01/2049 (Callable 12/01/2028)		375,000	374,604
University of Southern Mississippi, 5.00%, 09/01/2033 (Callable 09/01/2026)		450,000	457,863
			21,922,614

Missouri - 1.3%
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)		6,400,000	6,436,216
Health & Educational Facilities Authority of the State of Missouri
5.00%, 09/01/2026		620,000	624,717
5.00%, 02/01/2029 (Callable 02/01/2026)		1,195,000	1,199,766
Missouri Development Finance Board
5.00%, 12/01/2027		500,000	524,687
5.00%, 12/01/2028		225,000	240,572
5.00%, 12/01/2029		175,000	190,362
5.00%, 12/01/2030		150,000	165,517
5.00%, 12/01/2031		160,000	178,084
5.00%, 12/01/2032		180,000	201,527
Missouri Housing Development Commission
3.40%, 11/01/2030 (Callable 11/01/2025)		5,000	5,003
4.75%, 11/01/2052 (Callable 05/01/2032)		3,245,000	3,361,320
5.75%, 05/01/2056 (Callable 05/01/2033)		3,500,000	3,837,050
Missouri Joint Municipal Electric Utility Commission, 5.00%, 06/01/2029		1,960,000	2,118,184
Ray County 911 Emergency Services Board
5.00%, 04/01/2031		125,000	136,795
5.00%, 04/01/2032		115,000	126,781
5.00%, 04/01/2033		125,000	138,179
Springfield Industrial Development Authority, 3.50%, 07/01/2045 (Callable 01/01/2027) (a)		200,000	201,385
St Louis County Industrial Development Authority, 5.00%, 11/15/2028 (Callable 11/15/2025)		830,000	830,796
St Louis Land Clearance for Redevelopment Authority, 4.25%, 06/01/2026		920,000	922,144
St Louis Municipal Finance Corp.
0.00%, 07/15/2027 (c)(f)		2,155,000	2,029,267
0.00%, 07/15/2028 (c)(f)		1,405,000	1,278,121
			24,746,473

Montana - 0.7%
City of Billings MT, 5.00%, 07/01/2032 (Callable 07/01/2028)		710,000	724,299
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)		1,660,000	1,693,617
Montana Board of Housing
4.00%, 12/01/2043 (Callable 12/01/2027)		235,000	235,446
3.32%, 07/01/2046 (Callable 08/01/2027) (a)		1,500,000	1,510,376
4.00%, 06/01/2049 (Callable 12/01/2027)		260,000	260,737
6.00%, 06/01/2053 (Callable 06/01/2032)		1,825,000	1,943,023
5.75%, 06/01/2055 (Callable 06/01/2033)		2,755,000	3,017,984
6.00%, 12/01/2055 (Callable 12/01/2033)		3,205,000	3,568,374
Montana Facility Finance Authority, 4.00%, 07/01/2026		330,000	330,161
			13,284,017

Nebraska - 0.4%
County of Perkins NE, 4.25%, 11/15/2026 (Callable 01/15/2026)		1,225,000	1,223,840
Douglas County Hospital Authority No 2, 5.00%, 05/15/2030 (Callable 11/01/2025)		1,500,000	1,501,054
Nebraska Investment Finance Authority
3.00%, 03/01/2052 (Callable 03/01/2031)		3,330,000	3,273,238
6.25%, 09/01/2055 (Callable 03/01/2034)		2,000,000	2,241,231
			8,239,363

Nevada - 0.2%
Las Vegas Redevelopment Agency
5.00%, 06/15/2026		1,000,000	1,010,619
3.00%, 06/15/2032 (Callable 06/15/2026)		815,000	758,432
Nevada Housing Division
4.00%, 10/01/2049 (Callable 10/01/2028)		610,000	614,323
3.00%, 04/01/2051 (Callable 10/01/2030)		985,000	973,125
			3,356,499

New Hampshire - 0.5%
Hollis School District, 2.77%, 06/28/2027 (Callable 10/22/2025) (c)		622,789	612,479
Manchester Housing and Redevelopment Authority, Inc., 0.00%, 01/01/2029 (f)		135,000	120,350
New Hampshire Business Finance Authority
4.00%, 01/01/2028 (Callable 01/01/2026)		400,000	402,181
5.00%, 04/01/2033 (b)		245,000	255,884
5.38%, 12/15/2035 (Callable 06/15/2026) (c)		1,625,000	1,624,144
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2031 (Callable 10/01/2026)		2,210,000	2,243,174
4.00%, 02/01/2034		3,795,000	3,809,101
			9,067,313

New Jersey - 3.7%
Borough of Berlin NJ
2.00%, 03/15/2026		550,000	547,298
2.00%, 03/15/2027		770,000	758,237
Borough of Union Beach NJ, 4.88%, 03/01/2029		120,000	124,382
City of Newark NJ
5.00%, 07/15/2026		200,000	203,247
5.00%, 07/15/2027		2,595,000	2,694,377
5.00%, 07/15/2028		410,000	434,361
5.00%, 07/15/2029		420,000	453,328
County of Bergen NJ, 1.00%, 03/01/2026		2,720,000	2,699,823
County of Somerset NJ
1.00%, 03/01/2026		1,825,000	1,811,462
1.00%, 03/01/2027		1,900,000	1,857,076
1.00%, 03/01/2028		1,970,000	1,879,776
Delanco Township Board of Education
1.00%, 08/15/2026		154,000	151,262
1.00%, 08/15/2027		135,000	130,214
1.00%, 08/15/2028		270,000	255,741
1.00%, 08/15/2029		270,000	251,161
1.00%, 08/15/2030		270,000	246,391
Haddon Township Board of Education
2.00%, 08/01/2026		654,000	648,282
2.00%, 08/01/2027		675,000	661,337
2.00%, 08/01/2028		700,000	679,809
Kinnelon School District, 2.00%, 02/01/2029		1,270,000	1,227,082
Little Ferry School District
0.05%, 08/15/2026		669,000	651,964
0.05%, 08/15/2027		620,000	584,029
0.05%, 08/15/2028		805,000	734,065
0.05%, 08/15/2029		825,000	728,321
Madison Borough Board of Education, 1.00%, 08/15/2028		2,850,000	2,697,979
New Jersey Economic Development Authority
3.13%, 07/01/2029 (Callable 07/01/2027)		935,000	921,666
2.20%, 10/01/2039 (Callable 12/03/2029) (a)(b)		2,330,000	2,144,924
New Jersey Educational Facilities Authority, 5.00%, 07/01/2031 (Callable 07/01/2027)		1,435,000	1,482,469
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027 (Callable 12/01/2026) (b)		1,015,000	1,036,070
5.00%, 12/01/2029 (b)		3,000,000	3,173,748
5.00%, 12/01/2030 (b)		3,000,000	3,198,981
5.00%, 12/01/2031 (b)		1,600,000	1,701,999
New Jersey Housing & Mortgage Finance Agency
3.60%, 05/01/2026		3,045,000	3,051,618
4.50%, 10/01/2048 (Callable 10/01/2027)		405,000	411,441
4.75%, 10/01/2050 (Callable 04/01/2028)		600,000	610,161
5.00%, 10/01/2053 (Callable 04/01/2031)		2,825,000	2,929,523
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026 (f)		495,000	478,533
0.00%, 12/15/2027 (f)		155,000	145,749
0.00%, 12/15/2028 (f)		5,690,000	5,208,215
5.00%, 06/15/2029 (Callable 06/15/2026)		1,750,000	1,778,335
0.00%, 12/15/2029 (f)		3,690,000	3,277,726
5.00%, 06/15/2031 (Callable 06/15/2026)		1,000,000	1,015,247
New Jersey Turnpike Authority, 5.00%, 01/01/2028		1,760,000	1,809,072
Newark Housing Authority, 5.00%, 12/01/2028 (Callable 12/01/2026)		1,500,000	1,544,484
Northfield Board of Education
2.00%, 07/15/2028		475,000	463,868
2.00%, 07/15/2029		390,000	377,650
2.00%, 07/15/2030		510,000	489,442
Palmyra School District/NJ
1.00%, 07/15/2026		612,000	602,438
1.00%, 07/15/2027		645,000	621,076
1.00%, 07/15/2028		685,000	646,318
1.00%, 07/15/2029		725,000	670,030
1.00%, 07/15/2030		900,000	814,321
River Dell Regional School District, 1.00%, 09/01/2028		735,000	688,733
Roseland School District/NJ
1.00%, 08/15/2027		445,000	429,619
1.00%, 08/15/2028		475,000	450,166
1.00%, 08/15/2029		500,000	465,637
Salem County Improvement Authority, 4.00%, 08/15/2026		475,000	477,697
Toms River Board of Education, 3.00%, 07/15/2029 (Callable 07/15/2026)		500,000	473,335
Township of Mahwah NJ, 1.00%, 01/15/2026		1,320,000	1,313,068
West Morris Regional High School District
0.05%, 08/15/2027		1,015,000	957,522
0.05%, 08/15/2028		1,050,000	960,456
0.05%, 08/15/2029		985,000	873,221
			70,805,562

New Mexico - 0.1%
New Mexico Mortgage Finance Authority
3.40%, 03/01/2032 (Callable 09/01/2031)		975,000	988,836
3.50%, 03/01/2045 (Callable 03/01/2026)		35,000	34,957
3.75%, 03/01/2048 (Callable 03/01/2027)		270,000	270,647
4.25%, 07/01/2049 (Callable 01/01/2028)		235,000	237,383
			1,531,823

New York - 3.5%
Albany Capital Resource Corp., 5.00%, 05/01/2027 (Callable 05/01/2026)		1,000,000	1,008,991
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 11/01/2025) (c)		666,541	664,610
City of Mount Vernon NY, 7.25%, 07/15/2032 (Callable 07/15/2027)		3,095,326	3,273,916
City of New York NY, 5.00%, 10/01/2038 (Callable 10/01/2027)		1,105,000	1,131,775
City of Poughkeepsie NY, 4.00%, 04/15/2026		450,000	449,964
Clinton County Capital Resource Corp., 4.00%, 07/01/2030 (c)		5,350,000	5,487,224
Huntington Local Development Corp., 4.00%, 07/01/2027		2,720,000	2,673,338
Long Island Power Authority, 3.00%, 09/01/2055 (Callable 03/01/2028) (a)		8,000,000	7,958,698
Monroe County Industrial Development Corp., 5.00%, 07/01/2028 (Callable 07/01/2027) (a)		3,905,000	4,046,899
New York City Housing Development Corp.
4.00%, 12/15/2031 (Callable 06/15/2029)		500,000	516,981
3.40%, 11/01/2062 (Callable 10/22/2025) (a)		4,015,000	4,015,340
3.95%, 11/01/2064 (Callable 07/01/2028) (a)		7,270,000	7,455,778
3.75%, 05/01/2065 (Callable 05/01/2028) (a)		540,000	549,662
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 11/01/2032 (Callable 05/01/2027)		1,200,000	1,242,536
New York State Dormitory Authority
5.00%, 05/01/2027		1,250,000	1,289,160
5.00%, 05/01/2028		1,000,000	1,042,438
5.50%, 07/01/2031		2,185,000	2,395,188
New York State Housing Finance Agency
0.75%, 11/01/2025 (Callable 10/22/2025)		405,000	403,868
1.65%, 05/15/2039		3,129,486	2,597,242
3.60%, 11/01/2044 (Callable 04/01/2031) (a)		2,500,000	2,538,077
0.65%, 11/01/2056 (Callable 10/22/2025) (a)		3,675,000	3,666,510
3.60%, 11/01/2064 (Callable 05/01/2027) (a)		3,750,000	3,789,564
3.30%, 05/01/2065 (Callable 05/01/2028) (a)		1,000,000	1,009,152
New York State Thruway Authority, 5.00%, 01/01/2034 (Callable 01/01/2028)		340,000	355,205
Oneida County Local Development Corp., 5.00%, 12/01/2029 (Callable 11/01/2025)		715,000	721,115
Onondaga Civic Development Corp.
5.00%, 08/01/2031		400,000	396,334
5.00%, 08/01/2032		350,000	343,921
State of New York Mortgage Agency Homeowner Mortgage Revenue
3.45%, 04/01/2027 (b)		405,000	405,615
3.55%, 10/01/2027 (b)		415,000	416,141
3.60%, 04/01/2028 (b)		430,000	431,643
3.65%, 10/01/2028 (b)		560,000	562,821
3.70%, 04/01/2029 (b)		510,000	513,439
3.75%, 10/01/2029 (b)		485,000	489,344
3.90%, 04/01/2030 (b)		440,000	445,088
3.95%, 10/01/2030 (b)		510,000	517,618
3.25%, 10/01/2050 (Callable 10/01/2029)		60,000	59,701
Town of Watertown NY, 5.25%, 04/09/2026 (Callable 11/01/2025)		1,500,000	1,501,816
Triborough Bridge & Tunnel Authority, 5.00%, 05/15/2050 (a)		355,000	359,692
			66,726,404

North Carolina - 2.1%
County of Johnston NC, 5.00%, 02/01/2027		4,280,000	4,422,569
County of Wake NC, 5.00%, 11/01/2027		1,140,000	1,202,789
Fayetteville State University, 5.00%, 04/01/2030		265,000	286,605
Inlivian, 5.00%, 06/01/2043 (Callable 12/01/2025) (a)		5,348,000	5,364,048
Nash Health Care Systems, 5.00%, 02/01/2032		3,215,000	3,554,177
North Carolina Housing Finance Agency
4.00%, 03/01/2028 (a)		1,000,000	1,014,352
5.00%, 04/01/2029 (a)		1,155,000	1,215,880
4.00%, 07/01/2048 (Callable 07/01/2027)		95,000	95,505
4.00%, 01/01/2050 (Callable 07/01/2028)		1,200,000	1,205,827
4.00%, 07/01/2050 (Callable 07/01/2029)		1,425,000	1,437,280
6.00%, 07/01/2053 (Callable 07/01/2031)		4,035,000	4,304,536
6.25%, 01/01/2055 (Callable 07/01/2032)		2,385,000	2,588,646
6.25%, 01/01/2056 (Callable 07/01/2033)		1,765,000	1,990,211
Raleigh Housing Authority
5.00%, 10/01/2026 (a)		4,000,000	4,000,000
5.00%, 12/01/2026 (a)		4,000,000	4,012,072
Town of Holly Springs NC, 5.00%, 11/01/2027		300,000	315,896
Town of Morehead City NC, 4.05%, 01/01/2028 (a)		2,000,000	2,025,673
Town of Oak Island NC Enterprise System Revenue, 5.00%, 06/01/2028		1,050,000	1,115,060
			40,151,126

North Dakota - 1.0%
City of Horace ND
3.00%, 05/01/2026		445,000	441,832
3.00%, 05/01/2027 (Callable 05/01/2026)		265,000	260,552
5.00%, 05/01/2027		475,000	488,487
3.00%, 05/01/2028 (Callable 05/01/2027)		305,000	295,876
5.00%, 05/01/2028		480,000	500,687
5.00%, 05/01/2029		670,000	707,269
5.00%, 05/01/2030		530,000	566,527
5.00%, 05/01/2031		3,040,000	3,279,800
City of Mayville ND, 5.00%, 05/01/2031		3,585,000	3,768,513
North Dakota Housing Finance Agency
4.00%, 07/01/2048 (Callable 01/01/2027)		145,000	145,453
4.00%, 01/01/2051 (Callable 07/01/2029)		1,065,000	1,074,486
3.00%, 07/01/2052 (Callable 01/01/2031)		2,140,000	2,106,472
6.25%, 01/01/2055 (Callable 07/01/2033)		1,995,000	2,234,700
Williston Parks & Recreation District, 4.63%, 03/01/2026 (Callable 10/17/2025)		1,325,000	1,325,340
Williston Public School District No 1/ND, 3.00%, 08/01/2026 (Callable 11/01/2025)		1,215,000	1,215,044
			18,411,038

Ohio - 3.4%
Akron Bath Copley Joint Township Hospital District
5.00%, 11/15/2025		150,000	150,279
5.00%, 11/15/2028		1,240,000	1,308,132
Bedford City School District
5.50%, 12/01/2029		500,000	559,521
5.50%, 12/01/2030		660,000	754,944
5.50%, 12/01/2031		1,180,000	1,371,630
City of Lorain OH, 3.00%, 12/01/2025		10,000	10,001
City of Middletown OH, 4.38%, 08/07/2026		3,147,000	3,164,246
City of Waterville OH, 1.00%, 12/01/2026		835,000	815,899
Cleveland State University
5.00%, 06/01/2026		650,000	659,634
5.00%, 06/01/2027		550,000	570,824
5.00%, 06/01/2028		500,000	530,487
5.00%, 06/01/2029		650,000	704,107
5.00%, 06/01/2030		540,000	595,062
Columbus Metropolitan Housing Authority
5.00%, 08/01/2027 (Callable 08/01/2026)		1,900,000	1,929,145
5.00%, 12/01/2034 (Callable 06/01/2031)		2,350,000	2,468,536
Columbus-Franklin County Finance Authority, 4.00%, 05/15/2035 (Callable 11/15/2032)		2,065,000	2,070,690
County of Allen OH Hospital Facilities Revenue, 5.00%, 10/01/2049 (Callable 02/03/2027) (a)		1,500,000	1,552,062
County of Fayette OH
5.25%, 12/01/2028		500,000	535,682
5.25%, 12/01/2029		600,000	654,553
5.25%, 12/01/2030		600,000	665,538
5.25%, 12/01/2031		795,000	891,640
County of Franklin OH, 5.00%, 11/01/2029 (Callable 11/01/2027)		1,000,000	1,050,854
County of Hamilton OH Sewer System Revenue, 5.00%, 12/01/2031 (Callable 12/01/2029)		700,000	766,221
County of Montgomery OH
5.00%, 09/01/2027		405,000	420,846
5.00%, 09/01/2029		440,000	472,878
5.00%, 09/01/2030		375,000	408,773
5.00%, 09/01/2031		390,000	428,609
5.00%, 09/01/2032		1,000,000	1,104,636
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)		9,011,000	10,051,993
Cuyahoga Metropolitan Housing Authority, 4.75%, 12/01/2027 (a)		2,550,000	2,556,521
Geauga County Public Library, 3.25%, 12/01/2029 (Callable 12/01/2025)		275,000	275,194
Northeast Ohio Medical University, 5.00%, 12/01/2025		125,000	125,272
Oberlin City School District
5.00%, 11/01/2026		255,000	260,699
5.00%, 11/01/2027		275,000	288,418
5.00%, 11/01/2030		250,000	276,845
5.00%, 11/01/2031		300,000	335,092
Ohio Air Quality Development Authority, 4.00%, 09/01/2030 (a)		2,650,000	2,701,985
Ohio Higher Educational Facility Commission, 5.00%, 12/01/2027		550,000	558,863
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 11/01/2025) (c)		1,500,000	1,506,589
5.00%, 12/01/2026 (a)		1,000,000	1,003,069
3.37%, 03/01/2028 (a)		2,000,000	2,013,073
4.00%, 03/01/2047 (Callable 11/01/2025)		25,000	25,070
4.50%, 03/01/2050 (Callable 09/01/2028)		3,770,000	3,819,467
3.75%, 09/01/2050 (Callable 03/01/2029)		10,000	10,053
Port of Greater Cincinnati Development Authority, 4.00%, 11/15/2028		560,000	568,716
Reynoldsburg City School District, 4.94%, 09/01/2032		4,660,000	4,955,149
State of Ohio, 3.90%, 01/15/2050 (a)		3,000,000	3,071,764
Toledo-Lucas County Port Authority
3.30%, 05/15/2028		990,000	984,421
2.00%, 11/15/2031		755,000	695,264
4.00%, 11/15/2034 (Callable 11/15/2032)		1,150,000	1,158,552
Village of Bluffton OH, 5.00%, 12/01/2025		1,500,000	1,504,582
			65,362,080

Oklahoma - 3.0%
Caddo County Educational Facilities Authority
5.00%, 09/01/2028		770,000	809,393
5.00%, 09/01/2029		845,000	899,981
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026		1,695,000	1,711,798
Cleveland Educational Facilities Authority, 5.00%, 09/01/2032		310,000	340,336
Garfield County Educational Facilities Authority, 5.00%, 09/01/2027 (Callable 09/01/2026)		2,020,000	2,058,314
Grady County School Finance Authority
5.00%, 12/01/2026		1,015,000	1,036,191
5.00%, 12/01/2027 (Callable 12/01/2026)		1,065,000	1,088,115
5.00%, 12/01/2031 (Callable 12/01/2028)		910,000	956,987
Kay County Public Buildings Authority, 5.00%, 09/01/2029		520,000	556,207
Kingston Economic Development Authority
5.00%, 08/20/2026		235,000	239,152
5.00%, 08/20/2027		500,000	519,076
5.00%, 08/20/2028		625,000	660,811
Mannford Public Works Authority, 3.00%, 11/01/2036 (Callable 11/01/2028)		445,000	377,635
Mcintosh County Educational Facilities Authority, 5.00%, 09/01/2029		430,000	458,142
Muskogee Industrial Trust, 5.00%, 09/01/2026		1,775,000	1,802,274
Oklahoma City Airport Trust, 5.00%, 07/01/2032 (Callable 07/01/2028) (b)		2,960,000	3,081,746
Oklahoma County Finance Authority
5.00%, 09/01/2027		2,140,000	2,194,716
5.00%, 09/01/2028		1,370,000	1,421,868
Oklahoma County Independent School District No 52 Midwest City-Del City
4.00%, 07/01/2027		4,140,000	4,226,115
4.00%, 07/01/2028		3,990,000	4,121,252
Oklahoma Housing Finance Agency
3.20%, 10/01/2042 (Callable 08/01/2026) (a)		1,000,000	1,002,161
5.00%, 03/01/2052 (Callable 03/01/2031)		1,420,000	1,472,950
6.00%, 03/01/2054 (Callable 09/01/2032)		2,370,000	2,606,932
6.50%, 09/01/2054 (Callable 09/01/2032)		1,515,000	1,701,568
6.50%, 09/01/2056 (Callable 03/01/2033)		6,115,000	6,997,727
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)		2,000,000	1,952,414
Payne County Economic Development Authority, 4.00%, 09/01/2030		1,060,000	1,057,204
Purcell Public Works Authority, 5.00%, 03/01/2027		880,000	906,998
Sallisaw Municipal Authority, 4.00%, 06/01/2028 (Callable 06/01/2026)		765,000	766,164
Tulsa County Independent School District No 9 Union
0.05%, 04/01/2026		2,250,000	2,217,491
2.00%, 04/01/2027		2,500,000	2,460,118
Tulsa County Industrial Authority
5.00%, 09/01/2027		305,000	318,677
5.00%, 09/01/2028		350,000	373,649
5.00%, 09/01/2029		370,000	402,889
5.00%, 09/01/2030		460,000	509,760
Tulsa Metropolitan Utility Authority
0.05%, 04/01/2026		2,385,000	2,354,601
0.05%, 04/01/2027		2,465,000	2,377,452
			58,038,864

Oregon - 1.0%
City of Redmond OR, 5.00%, 06/01/2031 (b)		350,000	381,662
Clackamas County Fire District No 1, 4.00%, 06/01/2031 (Callable 06/01/2027)		2,705,000	2,756,862
Clackamas County School District No 7J Lake Oswego, 4.00%, 06/01/2033 (Callable 06/01/2027)		1,000,000	1,011,700
County of Clackamas OR, 3.00%, 06/01/2028 (Callable 10/22/2025)		400,000	395,799
Curry Health District
5.00%, 01/01/2027		540,000	552,513
5.00%, 01/01/2028		520,000	541,219
Oregon City School District No 62
0.00%, 06/15/2027 (f)		500,000	478,151
0.00%, 06/15/2028 (f)		400,000	372,379
0.00%, 06/15/2029 (f)		400,000	361,896
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028) (a)		2,795,000	2,831,575
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 10/22/2025) (c)		5,250,000	5,249,936
State of Oregon
4.00%, 12/01/2048 (Callable 12/01/2026)		135,000	135,258
6.25%, 06/01/2055 (Callable 12/01/2025)		3,000,000	3,350,214
State of Oregon Housing & Community Services Department
3.88%, 01/01/2033 (Callable 11/01/2025)		235,000	235,053
4.50%, 01/01/2049 (Callable 07/01/2027)		370,000	371,390
4.50%, 07/01/2049 (Callable 07/01/2027)		105,000	105,592
Washington & Multnomah Counties School District No 48J Beaverton, 0.00%, 06/15/2029 (Callable 06/15/2027) (f)		200,000	176,130
			19,307,329

Pennsylvania - 3.9%
Allegheny County Higher Education Building Authority, 5.00%, 10/15/2047 (Callable 10/15/2027)		210,000	220,247
Allegheny County Hospital Development Authority, 3.59% (SIFMA Municipal Swap Index + 0.70%), 11/15/2047 (Callable 05/15/2026)		85,000	84,284
Bucks County Industrial Development Authority, 5.00%, 07/01/2032 (Callable 07/01/2031)		2,150,000	2,313,665
Caernarvon Township Authority
4.00%, 09/01/2027 (Callable 11/01/2025)		130,000	130,086
4.00%, 09/01/2028 (Callable 11/01/2025)		165,000	165,101
4.00%, 09/01/2029 (Callable 11/01/2025)		170,000	170,096
4.00%, 09/01/2030 (Callable 11/01/2025)		175,000	175,079
Chester County Industrial Development Authority, 5.00%, 03/01/2027 (Callable 09/01/2026)		1,000,000	1,011,717
City of Bradford PA, 2.50%, 11/01/2025		395,000	394,614
City of DuBois PA, 3.00%, 05/01/2027 (Callable 05/01/2026)		2,565,000	2,549,329
City of Erie Higher Education Building Authority, 5.00%, 05/01/2027		225,000	230,783
City of Philadelphia PA Airport Revenue, 5.00%, 07/01/2031 (Callable 07/01/2027) (b)		1,520,000	1,563,608
City of Scranton PA
5.00%, 09/01/2026		420,000	425,660
5.00%, 09/01/2027		440,000	453,111
City of York PA, 5.00%, 11/15/2025		1,505,000	1,506,340
Commonwealth Financing Authority, 5.00%, 06/01/2032 (Callable 06/01/2028)		1,390,000	1,460,513
County of Allegheny PA, 3.62% (SOFR + 0.55%), 11/01/2026 (Callable 11/01/2025)		1,035,000	1,032,794
County of Lackawanna PA, 4.00%, 09/01/2026		1,445,000	1,458,050
Cumberland County Municipal Authority
5.00%, 01/01/2029 (Callable 11/01/2025)		335,000	335,194
5.00%, 01/01/2032 (Callable 01/01/2026)		900,000	901,089
Latrobe Industrial Development Authority
5.00%, 03/01/2027		245,000	249,333
5.00%, 03/01/2028		190,000	195,515
Mid Valley School District, 3.00%, 03/15/2026 (Callable 11/01/2025)		1,065,000	1,062,896
Montgomery County Industrial Development Authority/PA
4.00%, 12/01/2025		390,000	390,089
2.50%, 11/15/2029 (Callable 11/01/2025) (a)		2,495,000	2,495,000
4.10%, 04/01/2053 (a)		90,000	92,700
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 03/01/2027 (Callable 03/01/2026)		635,000	637,547
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (Callable 06/30/2026) (b)		4,000,000	4,045,432
5.00%, 12/31/2029 (b)		3,000,000	3,222,431
5.00%, 06/30/2030 (b)		1,500,000	1,620,583
5.00%, 03/15/2060 (Callable 09/15/2031) (a)		5,000,000	5,499,667
Pennsylvania Economic Development Financing Authority Parking System Revenue, 5.00%, 01/01/2026		1,250,000	1,256,167
Pennsylvania Higher Education Assistance Agency, 5.00%, 06/01/2029 (b)		725,000	764,987
Pennsylvania Housing Finance Agency
3.15%, 09/01/2028 (a)		1,695,000	1,698,810
4.00%, 10/01/2046 (Callable 04/01/2026)		625,000	625,265
4.25%, 10/01/2052 (Callable 04/01/2032)		1,000,000	1,014,434
6.25%, 10/01/2053 (Callable 04/01/2033)		3,860,000	4,193,850
6.25%, 10/01/2055 (Callable 04/01/2033)		1,100,000	1,246,672
Pennsylvania Turnpike Commission
5.00%, 12/01/2028		370,000	381,834
5.00%, 12/01/2032 (Callable 12/01/2027)		1,520,000	1,586,303
5.00%, 12/01/2045 (Callable 06/01/2032) (a)		6,500,000	7,328,240
Philadelphia Municipal Authority, 5.00%, 04/01/2032 (Callable 04/01/2027)		2,000,000	2,052,776
Reading School District, 0.00%, 01/15/2026 (f)		670,000	662,862
Scranton-Lackawanna Health and Welfare Authority
5.00%, 11/01/2025		40,000	40,067
5.00%, 11/01/2026		450,000	459,137
5.00%, 11/01/2027		325,000	337,993
5.00%, 11/01/2028		400,000	423,276
5.00%, 11/01/2029		425,000	457,958
Sports & Exhibition Authority of Pittsburgh & Allegheny County
5.00%, 12/15/2032 (Callable 12/15/2027)		1,020,000	1,056,717
5.00%, 12/15/2034 (Callable 12/15/2027)		1,000,000	1,030,384
State Public School Building Authority
0.00%, 05/15/2028 (f)		2,075,000	1,917,567
5.00%, 06/01/2031 (Callable 12/01/2026)		3,500,000	3,577,021
5.00%, 06/01/2033 (Callable 12/01/2026)		4,145,000	4,222,341
Westmoreland County Industrial Development Authority/PA
4.00%, 07/01/2026		725,000	726,899
5.00%, 07/01/2029		1,555,000	1,633,820
			74,787,933

Puerto Rico - 0.0%(g)
Puerto Rico Public Finance Corp., 6.00%, 08/01/2026		545,000	559,242

Rhode Island - 0.8%
Providence Public Building Authority
5.00%, 09/15/2026		3,230,000	3,290,860
5.00%, 09/15/2028		2,425,000	2,578,782
5.00%, 09/15/2030 (Callable 09/15/2029)		4,560,000	4,931,092
Rhode Island Health and Educational Building Corp.
5.00%, 05/15/2029		750,000	816,798
4.25%, 09/15/2031 (Callable 09/15/2027)		1,015,000	1,037,624
Rhode Island Housing & Mortgage Finance Corp.
3.30%, 04/01/2028 (Callable 04/01/2027)		1,000,000	1,006,234
3.75%, 10/01/2049 (Callable 04/01/2029)		875,000	877,302
Tobacco Settlement Financing Corp./RI, 5.00%, 06/01/2027 (Callable 11/01/2025)		1,075,000	1,080,039
			15,618,731

South Carolina - 1.3%
City of Myrtle Beach SC
5.00%, 10/01/2027 (Callable 10/01/2026)		1,000,000	1,022,265
5.00%, 06/01/2030		750,000	828,437
County of Charleston SC, 3.25%, 11/01/2026 (Callable 11/01/2025)		350,000	350,111
Greenville Housing Authority/SC, 5.00%, 07/01/2027 (Callable 07/01/2026) (a)		832,000	843,476
Greenwood Fifty Schools Facilities, Inc., 5.00%, 12/01/2027 (Callable 06/01/2026)		1,125,000	1,141,735
Piedmont Municipal Power Agency, 0.00%, 01/01/2029 (f)		1,830,000	1,663,806
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 11/01/2025)		2,250,000	2,252,334
5.75%, 11/15/2029 (Callable 11/01/2025)		1,700,000	1,700,382
South Carolina Public Service Authority, 5.00%, 12/01/2032 (Callable 06/01/2026)		2,000,000	2,026,516
South Carolina State Housing Finance & Development Authority
5.00%, 12/01/2027 (Callable 12/01/2026) (a)		250,000	256,025
4.00%, 07/01/2036 (Callable 11/01/2025)		70,000	70,168
4.00%, 07/01/2047 (Callable 01/01/2027)		200,000	200,325
4.50%, 07/01/2048 (Callable 07/01/2027)		180,000	181,486
4.00%, 01/01/2050 (Callable 07/01/2028)		1,010,000	1,021,047
4.00%, 07/01/2050 (Callable 07/01/2029)		1,035,000	1,046,010
3.00%, 01/01/2052 (Callable 07/01/2030)		6,220,000	6,145,831
Three Rivers Solid Waste Authority/SC
0.00%, 10/01/2027 (f)		1,835,000	1,710,680
0.00%, 10/01/2029 (f)		1,835,000	1,591,413
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030		1,280,000	1,466,616
			25,518,663

South Dakota - 0.6%
City of Rapid City SD Airport Revenue, 5.00%, 12/01/2025		310,000	310,582
County of Turner SD
5.00%, 12/01/2027		455,000	478,067
5.00%, 12/01/2031		555,000	622,082
5.00%, 12/01/2032		580,000	655,367
South Dakota Board of Regents Housing & Auxiliary Facilities System
5.00%, 04/01/2031 (Callable 10/01/2027)		1,070,000	1,111,213
5.00%, 04/01/2034 (Callable 10/01/2027)		1,110,000	1,145,438
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2027		105,000	105,000
3.00%, 09/01/2028		200,000	199,884
5.00%, 11/01/2051 (Callable 11/01/2031) (a)		3,200,000	3,523,885
South Dakota Housing Development Authority, 6.25%, 05/01/2055 (Callable 05/01/2032)		2,420,000	2,630,461
			10,781,979

Tennessee - 1.6%
Chattanooga Health Educational & Housing Facility Board, 5.00%, 08/01/2034 (Callable 08/01/2029)		1,200,000	1,263,613
City of Jackson TN
5.00%, 04/01/2026 (Callable 10/22/2025)		1,065,000	1,065,911
5.00%, 04/01/2027 (Callable 10/22/2025)		645,000	645,609
5.00%, 04/01/2029 (Callable 10/22/2025)		600,000	600,363
City of Manchester TN, 2.00%, 08/01/2028		930,000	907,868
City of Morristown TN, 2.00%, 03/01/2029		1,325,000	1,285,007
City of Sevierville TN, 5.00%, 06/01/2027		2,845,000	2,964,563
Dickson Health & Educational Facilities Board/TN, 3.00%, 04/01/2028 (Callable 04/01/2027) (a)		815,000	817,039
Johnson City Health & Educational Facilities Board, 0.00%, 07/01/2028 (f)		75,000	68,281
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2028		125,000	125,722
3.85%, 02/01/2048 (a)		3,500,000	3,506,468
Poplar Grove Utility District Waterworks Revenue, 3.00%, 04/01/2028 (Callable 04/01/2026)		370,000	370,183
Shelby County Health Educational & Housing Facilities Board, 5.00%, 06/01/2031		4,935,000	5,398,968
Tennergy Corp./TN
5.25%, 12/01/2026		700,000	714,800
5.50%, 12/01/2027		770,000	803,438
5.50%, 12/01/2028		1,000,000	1,062,285
5.50%, 12/01/2029		2,230,000	2,408,804
Tennessee Energy Acquisition Corp., 5.00%, 12/01/2032		2,350,000	2,561,151
Tennessee Housing Development Agency
3.85%, 07/01/2032 (Callable 10/22/2025)		685,000	685,153
4.00%, 01/01/2043 (Callable 07/01/2027)		205,000	205,577
3.75%, 01/01/2050 (Callable 01/01/2029)		1,505,000	1,511,839
6.25%, 01/01/2054 (Callable 07/01/2032)		1,580,000	1,721,541
			30,694,183

Texas - 20.9%
Abilene Convention Center Hotel Development Corp., 3.75%, 10/01/2031 (c)		1,120,000	1,062,236
Alice Independent School District, 5.00%, 08/15/2027		790,000	827,056
Allen Independent School District, 4.00%, 02/15/2029 (Callable 02/15/2027)		1,985,000	2,024,390
Alvarado Independent School District/TX, 4.00%, 02/15/2052 (a)		1,500,000	1,546,704
Arcola Municipal Management District No 1, 6.50%, 11/01/2030		2,025,000	2,202,733
Argyle Independent School District, 4.00%, 08/15/2057 (a)		5,230,000	5,398,350
Arlington Higher Education Finance Corp.
5.00%, 02/15/2027		1,000,000	1,031,440
5.00%, 08/15/2027		530,000	554,761
4.00%, 08/15/2028		370,000	380,049
4.00%, 12/01/2031 (Callable 06/01/2026)		200,000	201,228
5.00%, 08/15/2032 (Callable 08/15/2029)		515,000	552,371
Arlington Housing Finance Corp.
4.50%, 04/01/2041 (Callable 04/01/2026) (a)		4,325,000	4,357,205
3.50%, 11/01/2043 (Callable 10/22/2025) (a)		1,500,000	1,500,531
Austin Affordable Pfc, Inc., 5.00%, 11/01/2028 (Callable 11/01/2027) (a)		2,857,000	2,981,501
Austin Housing Finance Corp., 3.40%, 11/01/2042 (Callable 08/01/2027) (a)		2,000,000	2,013,989
Banquete Independent School District
5.00%, 08/01/2027		250,000	261,469
5.00%, 08/01/2028		210,000	224,715
5.00%, 08/01/2030		200,000	223,078
Baybrook Municipal Utility District No 1, 6.75%, 05/01/2032 (Callable 05/01/2030)		1,925,000	2,214,606
Bexar County Housing Finance Corp., 4.05%, 03/01/2028 (Callable 11/01/2025) (a)		4,000,000	4,003,055
Borden County Independent School District, 5.00%, 02/15/2030 (Callable 02/15/2028)		225,000	236,281
Brazoria County Municipal Utility District No 22, 6.50%, 09/01/2030		1,630,000	1,797,197
Brazoria County Municipal Utility District No 25, 3.00%, 09/01/2031 (Callable 11/01/2025)		195,000	190,653
Brazoria County Municipal Utility District No 55, 5.00%, 09/01/2030 (Callable 02/01/2030)		2,325,000	2,450,489
Brazoria County Municipal Utility District No 57
6.50%, 09/01/2030		1,450,000	1,608,330
6.13%, 09/01/2032 (Callable 09/01/2030)		435,000	492,530
Brazos County Municipal Utility District No 1
5.00%, 09/01/2028		255,000	269,961
5.00%, 09/01/2029		220,000	236,843
5.00%, 09/01/2030		215,000	234,495
Brazos Higher Education Authority, Inc.
5.00%, 04/01/2027 (b)		500,000	510,964
5.00%, 04/01/2028 (b)		1,000,000	1,037,050
5.00%, 04/01/2030 (b)		1,050,000	1,115,476
Bullard Independent School District, 4.00%, 02/15/2051 (a)		3,000,000	3,095,083
Central Texas Turnpike System
0.00%, 08/15/2026 (f)		9,060,000	8,843,587
5.00%, 08/15/2042 (Callable 05/15/2030) (a)		8,885,000	9,592,630
Chambers County Municipal Utility District No 1, 3.50%, 09/01/2031 (Callable 11/01/2025)		400,000	400,010
Charlotte Independent School District
5.00%, 08/01/2028		245,000	262,168
5.00%, 08/01/2030		380,000	423,848
Chisum Independent School District, 5.00%, 08/15/2027		325,000	340,244
City of Allen TX
5.00%, 08/15/2027		300,000	313,734
5.00%, 08/15/2028		500,000	535,694
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2028		200,000	212,638
5.00%, 09/01/2029		495,000	536,288
City of Celina TX
5.00%, 09/01/2028		447,000	469,268
5.00%, 09/01/2029		313,000	333,647
5.00%, 09/01/2030		491,000	530,505
City of Dallas Housing Finance Corp.
3.35%, 10/01/2029 (Callable 10/01/2028) (a)		525,000	532,879
3.05%, 08/01/2030 (a)		1,750,000	1,757,813
5.00%, 07/01/2042 (Callable 01/01/2027) (a)		2,110,000	2,162,505
City of Godley TX
5.00%, 08/15/2032		610,000	685,812
5.00%, 08/15/2033		1,000,000	1,130,002
City of Hallsville TX, 3.50%, 08/15/2030 (Callable 11/01/2025)		300,000	288,849
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2029 (Callable 11/01/2025)		1,500,000	1,502,463
City of Jourdanton TX, 3.50%, 02/01/2032 (Callable 11/01/2025)		295,000	294,995
City of Kyle TX
5.00%, 08/15/2032		235,000	264,967
5.00%, 08/15/2033		300,000	339,647
City of Lindsay TX, 4.50%, 02/15/2033 (Callable 11/01/2025)		65,000	65,022
City of Pearland TX, 5.00%, 03/01/2030 (Callable 03/01/2026)		885,000	892,239
City of Sulphur Springs TX, 3.25%, 07/01/2031 (Callable 11/01/2025)		200,000	198,442
Clifton Higher Education Finance Corp.
5.00%, 08/15/2026		1,010,000	1,025,912
5.00%, 02/15/2030		1,000,000	1,088,502
4.00%, 02/15/2055 (a)		7,225,000	7,518,817
Collin County Municipal Utility District No 2
7.00%, 09/01/2029		1,995,000	2,194,381
4.50%, 09/01/2030		4,450,000	4,609,088
Collin County Water Control & Improvement District No 3, 7.00%, 09/15/2030		1,230,000	1,365,631
Colony Municipal Utility District No 1A
7.00%, 08/15/2027		280,000	299,168
7.00%, 08/15/2028		295,000	328,379
Comal County Water Control & Improvement District No 6, 4.00%, 03/01/2027		555,000	563,205
Cool Water Municipal Utility District, 7.00%, 08/15/2029		1,325,000	1,455,579
County of Wise TX, 5.00%, 08/15/2026		850,000	859,069
Cypress Hill Municipal Utility District No 1, 3.00%, 09/01/2032 (Callable 11/01/2025)		25,000	24,106
Cypress-Fairbanks Independent School District, 5.00%, 02/15/2027		2,790,000	2,888,057
Dallas Fort Worth International Airport, 5.00%, 11/01/2050 (Callable 08/01/2032) (a)(b)		6,900,000	7,456,079
Dallas Independent School District, 5.00%, 02/15/2055 (a)		8,390,000	9,155,545
Decatur Hospital Authority, 5.75%, 09/01/2029		700,000	745,514
Denton Independent School District, 4.00%, 08/15/2055 (a)		3,000,000	3,119,558
Duncanville Independent School District/TX, 5.00%, 02/15/2027 (Callable 11/01/2025)		220,000	220,428
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/01/2050 (a)		2,000,000	2,046,112
EP Cimarron Ventanas PFC
5.00%, 12/01/2025		375,000	376,018
5.00%, 06/01/2026		385,000	389,448
5.00%, 12/01/2026		395,000	403,193
5.00%, 06/01/2027		400,000	412,354
5.00%, 06/01/2028		425,000	443,910
5.00%, 06/01/2029		445,000	470,153
5.00%, 12/01/2029		230,000	243,950
Fort Bend County Levee Improvement District No 15
3.38%, 09/01/2031 (Callable 11/01/2025)		360,000	359,151
3.50%, 09/01/2032 (Callable 11/01/2025)		370,000	369,044
Fort Bend County Levee Improvement District No 19, 2.00%, 09/01/2032 (Callable 09/01/2026)		770,000	673,851
Fort Bend County Municipal Utility District No 118, 3.25%, 09/01/2031 (Callable 11/01/2025)		220,000	219,186
Fort Bend County Municipal Utility District No 123, 3.00%, 09/01/2029 (Callable 11/01/2025)		220,000	218,468
Fort Bend County Municipal Utility District No 132, 6.75%, 09/01/2029		680,000	735,356
Fort Bend County Municipal Utility District No 134D
5.75%, 09/01/2030		4,325,000	4,654,352
6.25%, 09/01/2030		2,705,000	2,948,552
Fort Bend County Municipal Utility District No 142, 2.00%, 09/01/2034 (Callable 09/01/2026)		235,000	196,062
Fort Bend County Municipal Utility District No 146, 3.00%, 09/01/2028 (Callable 11/01/2025)		475,000	471,299
Fort Bend County Municipal Utility District No 165
3.25%, 09/01/2030 (Callable 11/01/2025)		230,000	229,360
3.25%, 09/01/2031 (Callable 11/01/2025)		230,000	227,929
Fort Bend County Municipal Utility District No 173, 3.25%, 09/01/2030 (Callable 11/01/2025)		180,000	173,891
Fort Bend County Municipal Utility District No 176, 6.50%, 09/01/2030		1,160,000	1,280,686
Fort Bend County Municipal Utility District No 182, 5.00%, 09/01/2030		3,380,000	3,574,530
Fort Bend County Municipal Utility District No 184
5.00%, 04/01/2027		170,000	174,755
5.00%, 04/01/2028		180,000	189,143
4.75%, 04/01/2029		1,440,000	1,485,781
5.00%, 04/01/2029		185,000	197,817
5.00%, 04/01/2030		395,000	428,641
Fort Bend County Municipal Utility District No 194, 3.75%, 09/01/2030 (Callable 11/01/2025)		165,000	164,546
Fort Bend County Municipal Utility District No 215, 6.50%, 09/01/2030		1,720,000	1,887,672
Fort Bend County Municipal Utility District No 222
6.50%, 07/01/2030		1,560,000	1,705,289
5.00%, 07/01/2033 (Callable 07/01/2031)		190,000	205,630
Fort Bend County Municipal Utility District No 5
3.63%, 09/01/2031 (Callable 11/01/2025)		195,000	189,320
3.75%, 09/01/2032 (Callable 11/01/2025)		205,000	197,975
3.75%, 09/01/2033 (Callable 11/01/2025)		210,000	199,937
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)		5,000,000	5,116,739
Frenship Independent School District
5.00%, 02/15/2029		400,000	431,613
5.00%, 02/15/2030		300,000	330,182
Frisco Independent School District, 0.00%, 08/15/2029 (f)		105,000	93,739
Frisco West Water Control & Improvement District of Denton County
3.00%, 09/01/2028 (Callable 11/01/2025)		455,000	451,455
3.13%, 09/01/2029 (Callable 11/01/2025)		180,000	178,913
Fulshear Municipal Utility District No 3A, 5.50%, 09/01/2030		4,120,000	4,401,346
FW Chaparral PFC, 5.00%, 10/01/2035 (Callable 10/01/2032)		1,500,000	1,578,702
Galena Park Independent School District, 0.00%, 08/15/2026 (f)		1,000,000	976,197
Galveston County Municipal Utility District No 43, 3.00%, 09/01/2029 (Callable 11/01/2025)		255,000	252,298
Galveston County Municipal Utility District No 46, 3.38%, 09/01/2030 (Callable 11/01/2025)		270,000	270,026
Generation Park Management District, 6.00%, 09/01/2030		5,585,000	6,065,299
Godley Independent School District
5.00%, 02/15/2027		485,000	500,448
5.00%, 02/15/2028		415,000	438,029
5.00%, 02/15/2029		515,000	555,009
5.00%, 02/15/2030		605,000	664,816
Grapevine-Colleyville Independent School District, 4.00%, 08/15/2032 (Callable 08/15/2027)		1,250,000	1,277,455
Greenwood Independent School District
5.00%, 02/15/2027		320,000	330,236
5.00%, 02/15/2030		370,000	407,225
Harris County Cultural Education Facilities Finance Corp., 5.00%, 05/15/2050 (Callable 05/15/2030) (a)		10,000,000	10,953,512
Harris County Health Facilities Development Corp., 5.75%, 07/01/2027		460,000	474,897
Harris County Municipal Utility District No 16, 3.13%, 03/01/2029 (Callable 11/01/2025)		330,000	330,013
Harris County Municipal Utility District No 165
5.00%, 03/01/2030		2,380,000	2,490,613
6.50%, 03/01/2033 (Callable 10/01/2031)		410,000	480,848
Harris County Municipal Utility District No 171, 5.00%, 12/01/2030		4,875,000	5,147,362
Harris County Municipal Utility District No 239, 3.00%, 03/01/2030 (Callable 11/01/2025)		240,000	237,058
Harris County Municipal Utility District No 26, 3.13%, 04/01/2031 (Callable 11/01/2025)		240,000	238,253
Harris County Municipal Utility District No 261, 3.25%, 03/01/2032 (Callable 11/01/2025)		265,000	261,513
Harris County Municipal Utility District No 290, 3.00%, 09/01/2027 (Callable 11/01/2025)		375,000	374,118
Harris County Municipal Utility District No 389, 3.00%, 09/01/2028 (Callable 11/01/2025)		275,000	272,857
Harris County Municipal Utility District No 391, 3.00%, 09/01/2032 (Callable 11/01/2025)		220,000	216,050
Harris County Municipal Utility District No 421, 5.50%, 09/01/2034 (Callable 09/01/2031)		150,000	165,990
Harris County Municipal Utility District No 422, 4.50%, 09/01/2030		2,375,000	2,456,787
Harris County Municipal Utility District No 433, 3.13%, 09/01/2031 (Callable 11/01/2025)		210,000	206,714
Harris County Municipal Utility District No 489, 5.00%, 09/01/2031		1,500,000	1,591,157
Harris County Municipal Utility District No 5, 3.00%, 09/01/2027 (Callable 11/01/2025)		315,000	314,550
Harris County Municipal Utility District No 531, 3.63%, 09/01/2032 (Callable 11/01/2025)		165,000	158,418
Harris County Municipal Utility District No 55, 5.00%, 02/01/2030		4,635,000	4,851,744
Harris County Municipal Utility District No 65, 3.13%, 03/01/2032 (Callable 11/01/2025)		250,000	244,927
Harris County Municipal Utility District No 71, 3.25%, 03/01/2029 (Callable 11/01/2025)		550,000	549,359
Harrisburg Redevelopment Authority/TX
5.00%, 09/01/2026		280,000	284,987
5.00%, 09/01/2027		375,000	389,168
5.00%, 09/01/2028		400,000	422,098
5.00%, 09/01/2029		400,000	429,589
5.00%, 09/01/2030		400,000	436,747
5.00%, 09/01/2031		300,000	330,326
5.00%, 09/01/2032		225,000	249,059
Harris-Waller Counties Municipal Utility District No 4, 6.63%, 11/01/2030		1,410,000	1,580,178
Hays County Water Control & Improvement District No 2
3.10%, 09/01/2029 (Callable 11/01/2025)		250,000	250,014
3.20%, 09/01/2030 (Callable 11/01/2025)		365,000	363,163
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029) (a)		3,750,000	3,947,031
Katy Development Authority, 3.00%, 06/01/2029 (Callable 06/01/2027)		465,000	468,382
Kaufman County Municipal Utility District No 3, 6.50%, 03/01/2030		3,290,000	3,562,312
Kendall County Water Control & Improvement District No 2A, 7.00%, 09/01/2030		1,135,000	1,269,228
Kingsville Independent School District/TX, 4.00%, 02/15/2030 (Callable 11/01/2025)		1,020,000	1,020,554
La Joya Independent School District, 5.00%, 02/15/2028		1,355,000	1,427,335
La Vega Independent School District
5.00%, 02/15/2027		170,000	175,624
5.00%, 02/15/2028		125,000	132,381
5.00%, 02/15/2029		250,000	270,685
Lake Dallas Independent School District, 0.00%, 08/15/2026 (f)		1,000,000	976,281
Lakehaven Municipal Utility District
6.50%, 09/01/2032 (Callable 09/01/2031)		180,000	211,399
6.50%, 09/01/2033 (Callable 09/01/2031)		190,000	221,737
6.50%, 09/01/2034 (Callable 09/01/2031)		200,000	231,989
Lakes Fresh Water Supply District of Denton County
6.00%, 09/01/2026		505,000	519,825
6.50%, 09/01/2026		300,000	310,155
6.00%, 09/01/2027		645,000	682,166
6.50%, 09/01/2027		300,000	320,063
Leander Independent School District
0.00%, 08/15/2028 (f)		1,350,000	1,246,739
0.00%, 08/15/2029 (f)		1,050,000	941,781
Leander Municipal Utility District No 2, 6.50%, 08/15/2030		1,215,000	1,349,657
Llano Independent School District, 5.00%, 02/15/2027		1,400,000	1,447,280
Love Field Airport Modernization Corp., 5.00%, 11/01/2034 (Callable 11/01/2025) (b)		3,775,000	3,778,325
Lower Colorado River Authority, 4.75%, 01/01/2028		10,000	10,241
Lubbock-Cooper Independent School District
5.00%, 02/15/2027		140,000	144,536
5.00%, 02/15/2028		150,000	158,466
5.00%, 02/15/2029		245,000	264,363
5.00%, 02/15/2030		155,000	170,594
Manor Independent School District, 5.00%, 08/01/2027		1,015,000	1,062,309
Meyer Ranch Municipal Utility District, 6.75%, 08/15/2028		830,000	888,893
Milano Independent School District, 4.00%, 02/15/2026 (Callable 11/01/2025)		110,000	110,019
Mission Economic Development Corp., 4.25%, 06/01/2048 (Callable 04/02/2027) (a)(b)		2,000,000	2,011,610
Montgomery County Municipal Utility District No 112
3.13%, 10/01/2028 (Callable 11/01/2025)		340,000	338,485
3.38%, 10/01/2030 (Callable 11/01/2025)		190,000	190,002
Montgomery County Municipal Utility District No 121, 6.00%, 09/01/2030		1,175,000	1,265,290
Montgomery County Municipal Utility District No 138, 5.00%, 03/01/2031		1,765,000	1,858,613
Montgomery County Municipal Utility District No 140
6.00%, 03/01/2029		150,000	165,114
6.50%, 03/01/2032		1,425,000	1,616,789
Montgomery County Municipal Utility District No 15, 2.00%, 03/01/2033 (Callable 03/01/2029)		490,000	441,260
Montgomery County Municipal Utility District No 163
6.50%, 11/01/2030 (Callable 11/01/2029)		265,000	298,074
6.50%, 11/01/2031 (Callable 11/01/2029)		280,000	313,855
Montgomery County Municipal Utility District No 165, 6.25%, 09/01/2030		1,275,000	1,390,301
Montgomery County Municipal Utility District No 186, 7.00%, 12/01/2029		1,120,000	1,219,362
Montgomery County Municipal Utility District No 191, 6.50%, 09/01/2030		1,780,000	1,953,521
Montgomery County Municipal Utility District No 95, 3.00%, 09/01/2030 (Callable 11/01/2025)		200,000	197,192
New Caney Independent School District, 4.00%, 02/15/2050 (a)		2,400,000	2,457,381
New Hope Cultural Education Facilities Finance Corp., 5.25%, 10/01/2030 (Callable 10/01/2026)		3,000,000	3,019,850
Newark Higher Education Finance Corp., 5.00%, 08/15/2028 (Callable 11/01/2025)		705,000	706,277
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026		360,000	367,319
North Texas Higher Education Authority, Inc.
5.00%, 06/01/2027 (b)		250,000	256,988
5.00%, 06/01/2028 (b)		1,100,000	1,149,560
5.00%, 06/01/2029 (b)		1,450,000	1,525,882
5.00%, 06/01/2032 (b)		1,250,000	1,333,716
4.13%, 06/01/2045 (Callable 06/01/2031) (b)		1,885,000	1,849,855
North Texas Tollway Authority
5.00%, 01/01/2027 (Callable 01/01/2026)		200,000	201,200
0.00%, 01/01/2029 (f)		8,340,000	7,578,985
Northlake Municipal Management District No 1
6.75%, 03/01/2027		545,000	572,689
6.63%, 03/01/2031		1,625,000	1,788,647
Northside Independent School District
5.00%, 08/01/2027		500,000	523,121
2.00%, 06/01/2052 (a)		4,155,000	4,097,774
Northwest Harris County Municipal Utility District No 12, 3.00%, 03/01/2029 (Callable 11/01/2025)		245,000	242,751
Oakmont Public Utility District
3.13%, 03/01/2028 (Callable 11/01/2025)		310,000	308,893
3.25%, 03/01/2029 (Callable 11/01/2025)		325,000	324,622
Paloma Lake Municipal Utility District No 2, 3.63%, 09/01/2033 (Callable 11/01/2025)		255,000	247,113
Paseo del Este Municipal Utility District No 8
3.63%, 08/15/2030 (Callable 08/15/2027)		160,000	159,038
3.75%, 08/15/2031 (Callable 08/15/2027)		165,000	164,014
Port Authority of Houston of Harris County Texas, 5.00%, 10/01/2032 (Callable 10/01/2028) (b)		1,000,000	1,046,652
Port Freeport TX
5.00%, 06/01/2032 (Callable 06/01/2029) (b)		770,000	808,031
5.00%, 06/01/2033 (Callable 06/01/2029) (b)		500,000	522,469
Post Wood Municipal Utility District/TX, 3.25%, 03/01/2032 (Callable 11/01/2025)		300,000	296,053
Prosper Independent School District, 4.00%, 02/15/2050 (a)		1,250,000	1,261,605
PSC/TX, 3.75%, 12/01/2040		5,665,000	5,660,978
Redbird Ranch Water Control & Improvement District No 2, 6.25%, 09/01/2030		1,210,000	1,322,295
Remington Municipal Utility District No 1, 3.00%, 09/01/2029 (Callable 11/01/2025)		250,000	249,994
Reunion Ranch Water Control & Improvement District
3.75%, 08/15/2030 (Callable 11/01/2025)		155,000	153,562
4.00%, 08/15/2033 (Callable 11/01/2025)		175,000	174,818
Robert Lee Independent School District
5.00%, 02/15/2027		220,000	226,466
5.00%, 02/15/2028		335,000	351,720
5.00%, 02/15/2029 (Callable 08/15/2028)		230,000	243,901
5.00%, 02/15/2030 (Callable 08/15/2028)		140,000	148,287
Rolling Fork Public Utility District/TX, 3.00%, 10/01/2031 (Callable 11/01/2025)		200,000	194,054
San Antonio Housing Trust Public Facility Corp.
3.45%, 07/01/2029 (a)		200,000	201,198
4.00%, 07/01/2045 (Callable 08/01/2027) (a)		3,000,000	3,075,116
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050 (a)		2,715,000	2,818,707
Sienna Municipal Utility District No 4, 2.00%, 09/01/2028 (Callable 11/01/2025)		315,000	301,105
Sienna Municipal Utility District No 6
5.50%, 09/01/2027		375,000	392,279
5.50%, 09/01/2028		390,000	415,819
6.50%, 09/01/2029		1,065,000	1,153,258
SMHA Finance Public Facility Corp., 3.70%, 07/01/2028 (a)		3,500,000	3,551,887
Sonterra Municipal Utility District, 3.00%, 08/15/2031 (Callable 11/01/2025)		215,000	209,173
Southeast Regional Management District
5.00%, 04/01/2028		225,000	236,428
5.00%, 04/01/2029		170,000	181,778
Spring Independent School District, 5.00%, 08/15/2030		4,000,000	4,451,959
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026) (a)		2,135,000	2,143,872
Sunfield Municipal Utility District No 4
6.50%, 09/01/2028		155,000	171,101
6.50%, 09/01/2030		175,000	203,827
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025		225,000	224,486
5.00%, 11/15/2026		700,000	709,218
5.00%, 11/15/2028 (Callable 11/15/2027)		1,050,000	1,077,242
5.00%, 11/15/2029 (Callable 11/15/2027)		1,855,000	1,901,586
5.00%, 07/01/2053 (Callable 01/01/2032) (a)		5,625,000	6,218,034
5.00%, 11/15/2064 (Callable 11/15/2028) (a)		4,000,000	4,321,408
Tarrant County Housing Finance Corp.
5.00%, 03/01/2027 (Callable 03/01/2026) (a)		1,000,000	1,008,093
5.00%, 09/01/2028 (Callable 09/01/2027) (a)		1,000,000	1,040,040
Tender Option Bond Trust Receipts/Certificates, 2.70%, 03/01/2033 (a)(c)		940,000	940,000
Texas Department of Housing & Community Affairs
5.00%, 03/01/2041 (Callable 11/01/2025) (a)		2,000,000	2,007,785
4.75%, 03/01/2049 (Callable 09/01/2027)		430,000	435,853
5.50%, 09/01/2052 (Callable 03/01/2032)		2,755,000	2,937,949
5.75%, 07/01/2054 (Callable 01/01/2033)		3,985,000	4,359,203
6.25%, 01/01/2056 (Callable 07/01/2033)		5,000,000	5,592,881
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/2027		6,250,000	6,484,509
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2029) (a)		8,590,000	9,240,602
Texas Municipal Gas Acquisition and Supply Corp. I, 4.33% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 10/01/2025)		8,300,000	8,302,268
Texas State Affordable Housing Corp., 4.25%, 03/01/2049 (Callable 03/01/2029)		270,000	272,160
Travis County Housing Finance Corp., 4.13%, 06/01/2045 (Callable 12/01/2025) (a)		4,470,000	4,477,767
Travis County Municipal Utility District No 13, 3.00%, 08/15/2032 (Callable 11/01/2025)		300,000	286,665
Travis County Municipal Utility District No 15, 3.00%, 09/01/2032 (Callable 11/01/2025)		200,000	194,268
Travis County Municipal Utility District No 18
3.63%, 09/01/2030 (Callable 11/01/2025)		175,000	171,090
3.75%, 09/01/2032 (Callable 11/01/2025)		175,000	168,688
4.00%, 09/01/2033 (Callable 11/01/2025)		245,000	244,655
Travis County Municipal Utility District No 2, 3.25%, 09/01/2030 (Callable 11/01/2025)		275,000	274,235
Viridian Municipal Management District
5.00%, 12/01/2025		270,000	270,774
4.00%, 12/01/2026 (Callable 11/01/2025)		340,000	340,082
5.00%, 12/01/2027		250,000	261,079
5.00%, 12/01/2028		450,000	478,466
Waller Consolidated Independent School District, 6.00%, 02/15/2027		2,680,000	2,805,316
Waller County Municipal Utility District No 19, 6.63%, 09/01/2030		1,345,000	1,481,029
Waller County Municipal Utility District No 37
6.50%, 09/01/2030		1,430,000	1,569,281
7.25%, 09/01/2030		490,000	550,060
West Ranch Management District, 3.00%, 09/01/2028 (Callable 11/01/2025)		225,000	224,997
Williamson County Municipal Utility District No 31, 6.00%, 08/15/2028		795,000	839,464
Williamson-Liberty Hill Municipal Utility District, 6.00%, 09/01/2032 (Callable 09/01/2028)		1,100,000	1,183,936
Willow Creek Farms Municipal Utility District
3.50%, 09/01/2032 (Callable 11/01/2025)		95,000	95,001
6.50%, 03/01/2033 (Callable 03/01/2032)		340,000	402,460
Wink-Loving Independent School District
5.00%, 02/15/2030 (Callable 02/15/2028)		1,000,000	1,052,557
5.00%, 02/15/2031 (Callable 02/15/2028)		1,000,000	1,051,594
5.00%, 02/15/2032 (Callable 02/15/2027)		3,235,000	3,333,756
5.00%, 02/15/2033 (Callable 02/15/2027)		4,555,000	4,694,782
Wood Trace Municipal Utility District No 1
3.50%, 09/01/2032 (Callable 11/01/2025)		150,000	143,431
3.63%, 09/01/2033 (Callable 11/01/2025)		150,000	142,738
			399,314,263

Utah - 0.7%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2030 (Callable 07/01/2027) (b)		1,600,000	1,649,822
5.00%, 07/01/2032 (Callable 07/01/2027) (b)		2,000,000	2,051,479
Utah Charter School Finance Authority
5.00%, 04/15/2029		100,000	106,324
3.63%, 06/15/2029 (Callable 06/15/2027) (c)		765,000	742,620
5.00%, 04/15/2030		100,000	107,787
5.00%, 04/15/2031		100,000	109,028
5.00%, 04/15/2032		150,000	164,535
5.00%, 04/15/2033		155,000	170,671
5.00%, 04/15/2034		140,000	154,100
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)		545,000	545,339
6.00%, 07/01/2053 (Callable 01/01/2032)		3,135,000	3,380,121
6.25%, 07/01/2055 (Callable 01/01/2033)		3,155,000	3,543,915
			12,725,741

Vermont - 0.1%
University of Vermont and State Agricultural College, 5.00%, 10/01/2034 (Callable 10/01/2029)		450,000	480,773
Vermont Housing Finance Agency
4.00%, 11/01/2044 (Callable 11/01/2025)		5,000	5,037
4.00%, 11/01/2048 (Callable 05/01/2027)		315,000	315,719
4.00%, 11/01/2049 (Callable 05/01/2028)		1,145,000	1,160,234
3.75%, 11/01/2050 (Callable 05/01/2029)		660,000	661,794
			2,623,557

Virginia - 1.5%
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026)		1,100,000	1,079,114
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027) (a)		6,720,000	6,946,765
Harrisonburg Redevelopment & Housing Authority, 4.00%, 12/01/2028 (Callable 12/01/2026) (a)		1,650,000	1,670,978
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026) (a)		1,515,000	1,531,760
Richmond Redevelopment & Housing Authority, 3.45%, 09/01/2046 (Callable 09/01/2027) (a)		2,070,000	2,090,353
Salem Economic Development Authority, 5.00%, 04/01/2028		350,000	362,787
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)		1,500,000	1,514,724
Virginia College Building Authority, 4.00%, 02/01/2028 (Callable 02/01/2026)		325,000	326,306
Virginia Commonwealth Transportation Board, 5.00%, 05/15/2030 (Callable 11/15/2027)		1,355,000	1,426,464
Virginia Housing Development Authority
3.25%, 03/01/2029 (Callable 03/01/2026)		550,000	550,614
3.25%, 09/01/2029 (Callable 09/01/2026)		1,750,000	1,755,709
Virginia Public Building Authority, 5.00%, 08/01/2029 (Callable 08/01/2026) (b)		5,930,000	6,222,778
Virginia Small Business Financing Authority
5.00%, 01/01/2028 (Callable 07/01/2027)		1,140,000	1,183,137
5.25%, 10/01/2029 (Callable 11/09/2025)		1,005,000	1,007,614
5.00%, 10/01/2031		1,050,000	1,144,997
			28,814,100

Washington - 2.2%
Central Puget Sound Regional Transit Authority
4.75%, 02/01/2028 (Callable 11/01/2025)		140,000	140,154
3.09% (SIFMA Municipal Swap Index + 0.20%), 11/01/2045 (Callable 11/01/2025)		6,000,000	5,960,741
Central Washington University, 4.00%, 05/01/2026 (Callable 11/01/2025)		435,000	435,156
City of Seattle WA Municipal Light & Power Revenue, 3.14% (SIFMA Municipal Swap Index + 0.25%), 05/01/2045 (Callable 05/01/2026)		8,950,000	8,870,426
County of King WA Sewer Revenue, 0.88%, 01/01/2042 (Callable 10/22/2025) (a)		450,000	446,469
King County Public Hospital District No 1, 5.00%, 12/01/2036 (Callable 12/01/2026)		1,250,000	1,266,540
King County Public Hospital District No 4, 5.50%, 12/01/2035		3,750,000	3,699,040
King County School District No 210 Federal Way, 5.00%, 12/01/2030 (Callable 12/01/2027)		210,000	220,370
San Juan County School District No 137 Orcas Island, 4.00%, 12/01/2028 (Callable 11/01/2025)		675,000	675,277
Seattle Housing Authority, 1.00%, 06/01/2026 (Callable 10/22/2025)		2,000,000	1,963,620
State of Washington, 5.00%, 08/01/2029 (Callable 08/01/2026)		1,860,000	1,898,297
Tacoma Metropolitan Park District, 4.00%, 12/01/2027 (Callable 12/01/2026)		7,135,000	7,289,188
Vancouver Housing Authority
5.00%, 02/01/2026		150,000	150,743
5.00%, 02/01/2027		280,000	285,688
5.00%, 08/01/2027		285,000	292,894
5.00%, 02/01/2028		295,000	305,345
5.00%, 08/01/2028		300,000	312,486
5.00%, 02/01/2029		310,000	324,647
5.00%, 08/01/2029		315,000	332,039
5.00%, 02/01/2030		320,000	338,494
5.00%, 08/01/2030		330,000	351,075
5.00%, 08/01/2032		465,000	497,149
Washington Health Care Facilities Authority
5.00%, 12/01/2026 (c)		285,000	292,869
5.00%, 08/01/2033 (Callable 08/01/2029)		640,000	676,539
Washington State Housing Finance Commission
4.50%, 07/01/2030 (Callable 11/01/2025) (c)		2,530,000	2,530,345
5.00%, 07/01/2033		1,745,000	1,934,121
4.75%, 01/01/2034 (Callable 01/01/2030) (c)		940,000	933,251
			42,422,963

West Virginia - 0.6%
Jefferson County Building Commission
5.00%, 07/01/2028		275,000	292,549
5.00%, 07/01/2029		285,000	309,411
5.00%, 07/01/2030		500,000	553,123
5.00%, 07/01/2031		315,000	353,359
Kanawha County Public Building Commission, 5.00%, 12/01/2034 (Callable 12/01/2029)		720,000	772,384
West Virginia Higher Education Policy Commission, 5.00%, 07/01/2034 (Callable 07/01/2027)		1,730,000	1,780,895
West Virginia Housing Development Fund
3.00%, 11/01/2026		1,635,000	1,640,384
5.00%, 11/01/2027		190,000	198,645
5.00%, 11/01/2028		275,000	293,145
5.00%, 05/01/2029		200,000	215,362
5.00%, 11/01/2029		325,000	353,187
3.60%, 11/01/2032 (Callable 05/01/2032)		200,000	203,228
2.00%, 11/01/2033 (Callable 05/01/2030)		175,000	146,766
West Virginia University, 0.00%, 04/01/2029 (f)		265,000	236,577
Wyoming County Board of Education
5.00%, 06/01/2027		875,000	907,257
5.00%, 06/01/2028		1,030,000	1,093,821
5.00%, 06/01/2029		1,095,000	1,186,834
5.00%, 06/01/2030		1,010,000	1,115,628
			11,652,555

Wisconsin - 4.0%
City of Kaukauna WI
5.00%, 06/01/2031		200,000	222,457
5.00%, 06/01/2032		200,000	224,497
City of Kaukauna WI Sanitary Sewer System Revenue, 5.00%, 06/01/2028 (Callable 06/01/2027)		4,500,000	4,647,262
City of Madison WI Water Utility Revenue, 4.00%, 01/01/2033 (Callable 01/01/2027)		700,000	709,773
City of Marinette WI Waterworks System Revenue, 4.00%, 05/01/2027 (Callable 11/01/2025)		150,000	150,026
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2027 (Callable 06/01/2026)		970,000	977,539
City of Oshkosh WI Storm Water Utility Revenue, 4.00%, 05/01/2029 (Callable 11/01/2025)		125,000	125,121
County of St Croix WI, 2.60%, 03/01/2027		625,000	622,026
County of Waushara WI, 4.50%, 06/01/2027 (Callable 11/01/2025)		2,500,000	2,502,797
D C Everest Area School District/WI, 3.63%, 04/01/2038 (Callable 04/01/2027)		2,600,000	2,642,499
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)		7,000,000	7,119,406
Fall River School District
6.00%, 04/01/2026		585,000	594,281
6.00%, 04/01/2027		630,000	660,679
6.00%, 04/01/2028		270,000	292,084
6.00%, 04/01/2029		130,000	144,666
6.00%, 04/01/2030		140,000	159,632
6.00%, 04/01/2031		150,000	174,388
Prairie Du Chien Area School District, 3.00%, 03/01/2029 (Callable 03/01/2026)		625,000	621,283
Public Finance Authority
5.00%, 07/01/2026 (b)		465,000	469,636
5.00%, 07/01/2027 (c)		290,000	296,175
5.00%, 10/01/2027 (c)		500,000	511,249
3.25%, 01/01/2028		1,000,000	978,233
5.00%, 07/01/2028 (b)		1,245,000	1,293,967
5.00%, 07/01/2028 (c)		250,000	258,232
9.00%, 11/01/2028 (Callable 11/01/2027) (c)		1,520,000	1,597,652
5.25%, 12/01/2028		960,000	1,012,015
3.25%, 01/01/2029		860,000	833,061
5.00%, 07/01/2029 (b)		1,365,000	1,436,621
5.00%, 10/01/2029 (c)		3,000,000	3,123,054
5.25%, 12/01/2029		1,010,000	1,079,310
5.00%, 07/01/2030 (c)		995,000	1,046,695
5.00%, 06/01/2031 (Callable 06/01/2030)		800,000	863,205
4.00%, 01/01/2055 (c)		10,500,000	10,597,371
Village of Kewaskum WI
5.00%, 04/01/2026		175,000	175,968
5.00%, 04/01/2029		165,000	173,718
5.00%, 04/01/2030		330,000	351,548
Waunakee Community School District, 3.63%, 04/01/2030 (Callable 04/01/2028)		7,750,000	7,880,395
Wauwatosa School District, 4.00%, 03/01/2033 (Callable 03/01/2027)		1,750,000	1,772,671
Wisconsin Center District, 0.00%, 12/15/2031 (f)		1,000,000	820,850
Wisconsin Health & Educational Facilities Authority
5.00%, 11/01/2025		245,000	245,129
5.00%, 02/15/2026		400,000	403,190
5.00%, 11/01/2026		1,065,000	1,075,190
5.00%, 08/01/2027 (Callable 07/01/2026) (c)		7,000,000	7,094,181
4.00%, 09/15/2027		830,000	828,863
5.00%, 02/15/2028		515,000	540,772
5.00%, 11/01/2029 (Callable 11/01/2026)		815,000	847,322
5.00%, 04/01/2031 (Callable 10/01/2028)		550,000	584,056
2.70%, 12/01/2033 (Callable 10/01/2025) (a)		1,940,000	1,940,000
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.50%, 09/01/2046 (Callable 11/01/2025)		35,000	34,956
4.00%, 03/01/2048 (Callable 03/01/2027)		60,000	60,168
4.25%, 03/01/2049 (Callable 09/01/2028)		300,000	304,390
6.00%, 03/01/2055 (Callable 09/01/2033)		2,380,000	2,616,764
			75,737,023

Wyoming - 0.3%
Carbon County Specific Purpose Tax Joint Powers Board, 5.00%, 06/15/2026		340,000	343,431
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 11/01/2025)		2,000,000	2,000,493
Wyoming Community Development Authority
2.60%, 12/01/2031 (Callable 06/01/2031)		645,000	612,729
4.00%, 12/01/2048 (Callable 06/01/2028)		1,765,000	1,774,543
3.75%, 12/01/2049 (Callable 12/01/2028)		345,000	345,118
3.50%, 06/01/2052 (Callable 06/01/2031)		120,000	119,908
			5,196,222
TOTAL MUNICIPAL BONDS (Cost $1,903,012,222)			1,920,960,643

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%		Shares	Value
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.93%(h)		5,184,953	5,184,953
TOTAL MONEY MARKET FUNDS (Cost $5,184,953)			5,184,953

TOTAL INVESTMENTS - 100.7% (Cost $1,908,197,175)			1,926,145,596
Liabilities in Excess of Other Assets - (0.7)%			(12,944,788)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$1,913,200,808
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2025, the total value of securities subject to the AMT was $93,181,027 or 4.9% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $87,396,280 or 4.6% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(e)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(f)	Zero coupon bonds make no periodic interest payments.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Baird Short-Term Municipal Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$1,920,960,643	$–	$1,920,960,643
Money Market Funds	5,184,953	–	–	5,184,953
Total Investments	$5,184,953	$1,920,960,643	$–	$1,926,145,596

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s core financial statements.